                                        ANNUAL REPORT
                                        ---------------------------------------










                                        [HARBOR FUND LOGO]










                                        ---------------------------------------
                                        OCTOBER 31, 1999































                                        ----------------------
                                        HARBOR FUND

HARBOR FUND
ANNUAL REPORT OVERVIEW

Harbor Fund completed its most recent fiscal year on October 31, 1999. Total annual return is shown below for each one of the nine portfolios. All performance figures included in this report are total returns and assume the reinvestment of dividends. The Long-Term Historic Returns represent unmanaged indices and are included as an indication of longer-term potential associated with taking different levels of market risk.

                                                                TOTAL RETURN FOR
                                                                   YEAR ENDED
      HARBOR FUNDS IN DESCENDING ORDER OF MARKET RISK              10/31/1999
      -----------------------------------------------           ----------------
Harbor Growth Fund..........................................          76.51%
Harbor International Growth Fund............................           7.87
Harbor Capital Appreciation Fund............................          48.59
Harbor International Fund II................................          24.37
Harbor International Fund...................................          18.54
Harbor Value Fund...........................................          14.60
Harbor Bond Fund............................................           0.85
Harbor Short Duration Fund..................................           3.68
Harbor Money Market Fund....................................           4.82

                COMMONLY USED MARKET INDICES
                ----------------------------
Morgan Stanley Capital International Europe, Australasia,
and Far East (EAFE); international equity...................         23.03%
Standard & Poor's 500 (S&P 500); domestic equity............         25.73
Lehman Brothers Aggregate (LB AGG); domestic bonds..........          0.53
One-Year Government Bonds (1-YR GVT)........................          4.03
90-Day U.S. Treasury Bills (T-Bills); domestic short-term...          4.68

                                                                    30 YEARS
                                                                   1969-1998
LONG-TERM HISTORIC RETURNS                                        ANNUAL RATES
--------------------------                                        ------------
EAFE(1).....................................................         11.72%
S&P 500.....................................................         12.67
Domestic Bonds (intermediate and long)(2)...................          8.88
1-YR GVT(3).................................................          7.88
T-Bills(4)..................................................          6.76
Consumer Price Index........................................          5.23

                                                                                                                   MORNINGSTAR
HARBOR FUND EXPENSE RATIOS(A)                   1995         1996         1997         1998         1999            AVERAGE(5)
-----------------------------                   ----         ----         ----         ----         ----           -----------
Harbor Growth Fund..........................    0.93%        0.92%        1.12%        1.00%        0.90%              1.19%
Harbor International Growth Fund............    1.21         1.10         1.02         0.96         0.91               1.29
Harbor Capital Appreciation Fund............    0.75         0.75         0.70         0.68         0.66               0.95
Harbor International Fund II................    N/A          1.44(b)      0.98         1.15         0.92               1.08
Harbor International Fund...................    1.04         0.99         0.97         0.94         0.92               1.08
Harbor Value Fund...........................    0.90         0.83         0.83         0.79         0.76               0.86
Harbor Bond Fund............................    0.70         0.70         0.67         0.65         0.60               0.65
Harbor Short Duration Fund..................    0.38         0.33         0.36         0.36         0.28               0.47
Harbor Money Market Fund....................    0.61         0.64         0.62         0.57         0.46               0.80

   ------------------

   1 EAFE date of inception is January 1970; 1969 is a replication of the index as calculated by InterSec Research.
   2 LB AGG not available for 30 year period; blended historic data used to approximate total Bond Market Return.
   3 Historic data used to approximate total One-Year Government Bonds Return. Source: Ibbotson Associates
   4 A one bill portfolio of the treasury bill having the shortest maturity not less than one month. Source: Ibbotson Associates
   5 Includes all no-load funds with at least five years of performance history for the year ending 9/30/1999 Morningstar Universe with the same investment style as the comparable Harbor Fund portfolio.
   a Harbor Fund expense ratios are for operating expenses only and are shown net of all expense offsets (see Financial Highlights pgs. 40-43).
   b  Annualized figure.

DEAR SHAREHOLDER:
--------------------------------------------------------------------------------

     Soon the page will turn to the new millennium--what better moment to reflect on achievements past and to ponder what lies ahead.

     For those of us at Harbor Fund, our past began with a concept which came to life on September 1, 1983--just over 16 years ago--when Harbor Capital Advisors, Inc. ("Harbor Capital") was formed as an SEC-registered investment adviser and wholly owned subsidiary of Owens-Illinois, Inc ("O-I").

     Because O-I's benefit plan assets were approaching $2 billion at that time, O-I actually was in the financial services business for its employees in a significant way. Through Harbor Capital, O-I set out to provide better investment services for the employee benefit plans.

     The concept and vision which emerged was that Harbor Capital could provide investors with value-added management by offering no-load funds using carefully selected sub-advisors as portfolio managers recognized for outstanding performance in their respective segments of the market.

     In November 1986, Harbor Growth Fund was launched as the initial public Harbor fund and the first of what would become a family of nine no-load mutual funds, each with a distinct objective. Our philosophy was and still is to provide value added to shareholders in excess of fees, which we call quality control of the investment management process.

     Just over a year later, five new funds--Harbor Capital Appreciation, Harbor Value, Harbor International, Harbor Bond, and Harbor Money Market--were added, giving investors a broad spectrum of funds with risk and return characteristics ranging from conservative to aggressive. Ultimately three more funds--Harbor Short Duration, Harbor International Growth, and Harbor International II--were added.

     Along the way we developed asset allocation model portfolios utilizing our funds and attempted to provide cost effective and innovative services. Performance of subadvisers was monitored closely and changes were made on several occasions when deemed necessary. And our money has always been invested right along with that of our shareholders, making us fellow shareholders rather than just your investment adviser.

     Our original business plan and objective was to reach $1 billion in assets by September 1, 1993. On that date, our 10th anniversary, assets exceeded $2.6 billion, with more than 85% held by investors outside O-I. Assets reached $5 billion in November 1995, and in November this year topped $15.2 billion.

     Turning now to a review of events during our fiscal year ended October 31, 1999, as is our custom in this letter, several developments stand out:

     - Continuation of the amazing growth of the US economy.
     - Resiliency of the domestic equity markets, which reached all-time highs in key indices again in 1999.
     - Another year of virtually dormant inflation in the US.
     - Unemployment at a record low.
     - Strong productivity gains, led by the surge in high-tech equipment.
     - Steady upticks in interest rates, which posed stern challenges to fixed income funds throughout the year.
     - Back-to-back federal government fiscal year surpluses.
     - Strengthening global economies, particularly in much of Europe, and some abatement of turmoil in the Far East.

     Performance of the US economy is no doubt the number one global business story of the year. The nation's longest previous economic expansion lasted from March 1961, through December, 1969.

     Consumer spending was strong throughout the year as Americans outspent income growth. This pushed the savings rate into negative territory and to a record low. The gap between spending and incomes was financed by installment credit and gains from the stock market and home equity.

     Even with unemployment reaching a record low, wage increases remained modest and inflation has been kept under control, principally because of productivity gains and strength of the dollar. Meanwhile, the US trade deficit also rose to a record high. Most of the $123 billion federal government surplus in fiscal 1999 came from Social Security. While the federal debt has been paid down by $140 billion over the last two fiscal years, it still tops $5 trillion.

     On the international economic scene, it appears that Asia, including Japan, is either recovering or on a path to recovery. Interest rates in Europe have firmed up, a sign of strengthening economies. The euro seems to have stabilized after being strong against the dollar since its introduction in January.

     Domestic stocks continued to soar. The Dow Jones Industrial Average reached a record high of 11,299.76 on August 23, and while volatility ensued the market proved resilient through the final month of Harbor's fiscal year and into November.

     Performance of the Harbor Funds in the fiscal year on balance was excellent. The star performers were Harbor Growth Fund and Harbor Capital Appreciation Fund, both of which outperformed the S&P 500 by a wide margin.

     Harbor Growth Fund claimed center stage with an eye popping gain of 76.5% for the year, much of it in the fiscal second half. Harbor Capital Appreciation significantly outperformed the S&P 500 for the trailing 1-, 5- and 10-year periods.

     Value stocks struggled after rallying in April and the Harbor Value Fund outperformed its peer group in the fiscal year, as did the Harbor Bond Fund. Harbor International Fund II had strong performance, outperforming the EAFE index. Returns of both Harbor International Growth Fund and Harbor International Fund--both underweighted vs. the EAFE Index in the Far East and Japan--fell short of index performance.

     In our view, the market's recent performance once again underscores the importance of having a well thought out asset allocation program tailored to meet individual needs and to stay the course through the ups and downs which are difficult to impossible to predict.

     Now, as we stand on the threshold of the new millennium, I am more convinced than ever that the concept and philosophy behind the Harbor family of funds is thoroughly proven to be effective.

     Because I believe the time is at hand for others to guide the fund complex to new levels of achievement, I will officially retire from Owens-Illinois on December 31 of this year. To assure a smooth transition, I have agreed to continue service as president and trustee of Harbor Fund through no later than October 31, 2000, the end of Harbor Fund's fiscal year, or sooner if a qualified successor is named to the position. In either case, I will remain available as a consultant to Harbor Fund through December 31, 2000.

     It has been my privilege and pleasure to serve so many faithful investors who have shared our vision. I assure you the entire team at Harbor looks forward to the new millennium with enthusiasm and confidence.

                                            Sincerely,

                                            /s/ Ronald C. Boller
                                            Ronald C. Boller
                                            President

HARBOR FUND

The following performance figures are annualized for each Fund. The date of inception for Harbor Growth Fund was November 19, 1986; Harbor International Growth Fund was November 1, 1993; Harbor International Fund II was June 1, 1996; Harbor Short Duration Fund was January 1, 1992; and all other Funds started December 29, 1987.

    HARBOR GROWTH FUND                                           NET ASSET VALUE: 10/31/1999  $17.52
                                                                                  10/31/1998  $10.81

---------------------------------------------------------------------------
                                  Total Return for Periods Ended 10/31/1999
---------------------------------------------------------------------------
Fund/Index                                  12 months   5 years   10 years
---------------------------------------------------------------------------

 Harbor Growth Fund                          76.51%     22.55%     15.21%
---------------------------------------------------------------------------
  S&P 500                                    25.73%     26.10%     17.87%
---------------------------------------------------------------------------

 Outstanding performance was recorded by the Harbor Growth Fund in the 1999 fiscal year, with exceptional gains in the fiscal second half. Return for the 12-months was almost triple the S&P 500 performance and significantly exceeded small and mid-cap indexes.
 - Performance of small cap holdings in technology, which represented 69.4% of the portfolio--substantially overweighted vs the S&P 500, accounted for most of the outperformance.
 - Major advances in returns came from every area of holdings in the technology sector, including computers and business equipment, electronic instruments, computer services, telecommunications and semiconductors.
 [GRAPH]

                                                                        GROWTH FUND                          S&P 500
                                                                        -----------                          -------
10/31/89                                                                   10000                              10000
                                                                           10247                              10207
                                                                           10359                              10447
                                                                            9656                               9746
                                                                            9712                               9872
                                                                           10101                              10132
                                                                            9793                               9882
                                                                           10756                              10843
                                                                           10877                              10768
                                                                           10303                              10733
                                                                            8896                               9765
                                                                            8402                               9285
10/31/90                                                                    8257                               9252
                                                                            9243                               9846
                                                                            9670                              10116
                                                                           10846                              10563
                                                                           12216                              11319
                                                                           12994                              11588
                                                                           12790                              11620
                                                                           13347                              12115
                                                                           12242                              11562
                                                                           12622                              12103
                                                                           13400                              12387
                                                                           13215                              12183
10/31/91                                                                   13930                              12347
                                                                           13117                              11849
                                                                           14550                              13202
                                                                           15131                              12958
                                                                           15193                              13124
                                                                           14031                              12868
                                                                           13252                              13244
                                                                           13761                              13315
                                                                           12619                              13122
                                                                           13356                              13652
                                                                           12900                              13377
                                                                           12962                              13530
10/31/92                                                                   12889                              13578
                                                                           13294                              14035
                                                                           13627                              14220
                                                                           13430                              14324
                                                                           13070                              14517
                                                                           13708                              14831
                                                                           13499                              14467
                                                                           14312                              14856
                                                                           14532                              14904
                                                                           14532                              14835
                                                                           15542                              15398
                                                                           16122                              15285
10/31/93                                                                   16262                              15599
                                                                           15438                              15457
                                                                           16134                              15649
                                                                           16157                              16173
                                                                           15808                              15734
                                                                           14797                              15053
                                                                           14739                              15255
                                                                           14588                              15504
                                                                           13914                              15122
                                                                           14111                              15624
                                                                           14879                              16260
                                                                           14623                              15869
10/31/94                                                                   14913                              16231
                                                                           14018                              15636
                                                                           14291                              15864
                                                                           13921                              16278
                                                                           14685                              16908
                                                                           15317                              17408
                                                                           15389                              17920
                                                                           15616                              18629
                                                                           16750                              19068
                                                                           18290                              19708
                                                                           18660                              19761
                                                                           18947                              20592
10/31/95                                                                   18780                              20520
                                                                           19210                              21423
                                                                           19747                              21822
                                                                           19855                              22573
                                                                           20569                              22797
                                                                           20650                              23024
                                                                           21809                              23367
                                                                           22753                              23969
                                                                           21998                              24067
                                                                           19963                              22998
                                                                           21122                              23493
                                                                           21984                              24816
10/31/96                                                                   21567                              25494
                                                                           22348                              27427
                                                                           21928                              26890
                                                                           22991                              28555
                                                                           21406                              28788
                                                                           20144                              27593
                                                                           20306                              29237
                                                                           21928                              31031
                                                                           23063                              32409
                                                                           24559                              34981
                                                                           24829                              33048
                                                                           26162                              34853
10/31/97                                                                   25586                              33710
                                                                           25730                              35254
                                                                           26506                              35855
                                                                           26354                              36264
                                                                           27521                              38871
                                                                           29055                              40865
                                                                           28644                              41286
                                                                           26225                              40570
                                                                           26722                              42219
                                                                           26246                              41774
                                                                           21191                              35762
                                                                           22984                              38072
10/31/98                                                                   23352                              41159
                                                                           26052                              43677
                                                                           29525                              46218
                                                                           30537                              48139
                                                                           26914                              46646
                                                                           27572                              48497
                                                                           27361                              50345
                                                                           28255                              49181
                                                                           32231                              51860
                                                                           33501                              50282
                                                                           34513                              50035
                                                                           37524                              48648
10/31/99                                                                   41217                              51747

    HARBOR INTERNATIONAL GROWTH FUND                             NET ASSET VALUE: 10/31/1999  $19.13
                                                                                  10/31/1998  $18.07

---------------------------------------------------------------------------
                                 Total Returns for Periods Ended 10/31/1999
---------------------------------------------------------------------------
Fund/Index                                  12 months   5 years     Since
                                                                  Inception
---------------------------------------------------------------------------

 Harbor International Growth Fund             7.87%     13.04%     13.43%
---------------------------------------------------------------------------
  EAFE                                       23.03%      9.21%      9.36%
---------------------------------------------------------------------------

 With the portfolio heavily invested in Europe, relatively good performance of the Harbor International Growth Fund in the fiscal year was significantly hurt by strength of the dollar against the euro. In addition, the Fund was substantially underweighted vs the EAFE index in Far East countries and Japan, where markets rebounded and returns were aided by weakness of the dollar against the yen. As a result, Fund returns fell short of the index for the first time since it was founded six years ago.
 - Strongest returns came from holdings in Finland and Singapore. Good local returns from holdings in France, Denmark, the Netherlands, and Spain were approximately halved by the effect of currency exchange.
 - Excellent returns from investments in the capital equipment sector, mainly electrical and telecommunications equipment, was offset by weak performance in the other sectors.
 GRAPH

                                                                 INTERNATIONAL GROWTH FUND                     EAFE
                                                                 -------------------------                     ----
10/31/93                                                                   10000                              10000
                                                                            9850                               9126
                                                                           11206                               9785
                                                                           11766                              10612
                                                                           10966                              10583
                                                                           10356                              10127
                                                                           10406                              10557
                                                                           10646                              10496
                                                                           10115                              10644
                                                                           10936                              10747
                                                                           11586                              11001
                                                                           11396                              10655
10/31/94                                                                   11536                              11009
                                                                           10966                              10480
                                                                           10341                              10546
                                                                            9657                              10141
                                                                            9878                              10112
                                                                           10241                              10742
                                                                           10644                              11146
                                                                           11318                              11014
                                                                           11533                              10820
                                                                           12349                              11494
                                                                           11825                              11056
                                                                           12269                              11271
10/31/95                                                                   12208                              10968
                                                                           12269                              11274
                                                                           12854                              11728
                                                                           13576                              11776
                                                                           13820                              11816
                                                                           14572                              12067
                                                                           14593                              12418
                                                                           14806                              12189
                                                                           14959                              12258
                                                                           14369                              11899
                                                                           15010                              11925
                                                                           15457                              12242
10/31/96                                                                   15609                              12117
                                                                           16525                              12599
                                                                           16973                              12437
                                                                           16868                              12002
                                                                           16764                              12198
                                                                           16743                              12242
                                                                           16471                              12307
                                                                           17108                              13108
                                                                           17579                              13831
                                                                           18174                              14055
                                                                           16993                              13005
                                                                           18666                              13734
10/31/97                                                                   16878                              12678
                                                                           16952                              12549
                                                                           17578                              12658
                                                                           18408                              13237
                                                                           19282                              14086
                                                                           20997                              14520
                                                                           21074                              14635
                                                                           21456                              14564
                                                                           20932                              14674
                                                                           21238                              14823
                                                                           18550                              12987
                                                                           17742                              12589
10/31/98                                                                   19741                              13901
                                                                           20626                              14613
                                                                           21708                              15189
                                                                           21864                              15145
                                                                           21363                              14784
                                                                           21051                              15401
                                                                           21184                              16025
                                                                           20316                              15200
                                                                           20694                              15792
                                                                           20794                              16261
                                                                           20717                              16321
                                                                           20750                              16485
10/31/99                                                                   21296                              17103

Performance data quoted represents past performance and is not predictive of future performance. Actual return and principal value on an investment will fluctuate, and the shares, when redeemed, may be worth more or less than their original cost.

    HARBOR CAPITAL APPRECIATION FUND                             NET ASSET VALUE: 10/31/1999  $46.92
                                                                                  10/31/1998  $33.51

---------------------------------------------------------------------------
                                 Total Returns for Periods Ended 10/31/1999
---------------------------------------------------------------------------
Fund/Index                                  12 months   5 years   10 years
---------------------------------------------------------------------------
 Harbor Capital Appreciation Fund            48.59%     29.10%     21.94%
---------------------------------------------------------------------------
  S&P 500                                    25.73%     26.10%     17.87%
---------------------------------------------------------------------------

 Harbor Capital Appreciation Fund continued to record consistently strong gains in the 1999 fiscal year and outperformed another major gain in the S&P 500 index by a wide margin to increase its lead over the index for the trailing 5- and 10-year periods.
 - Largest gains came from overweighting the technology sector, which averaged 42.6% of the portfolio. Within the sector, the leading gainers were semiconductors and electronic instruments.
 - Strong gains also came from financial holdings--investment companies, banks and consumer finance--and from consumer non-durables, mainly retail and media.
 [GRAPH]

                                                                 CAPITAL APPRECIATION FUND                   S&P 500
                                                                 -------------------------                   -------
10/31/89                                                                   10000                              10000
10/31/90                                                                    8848                               9252
10/31/91                                                                   13745                              12347
10/31/92                                                                   15727                              13578
10/31/93                                                                   18897                              15599
10/31/94                                                                   20267                              16231
10/31/95                                                                   27508                              20520
10/31/96                                                                   31145                              25494
10/31/97                                                                   42273                              33710
10/31/98                                                                   48919                              41159
10/31/99                                                                   72688                              51747

    HARBOR INTERNATIONAL FUND II                                 NET ASSET VALUE: 10/31/1999  $13.83
                                                                                  10/31/1998  $11.26

---------------------------------------------------------------------------
                                 Total Returns for Periods Ended 10/31/1999
---------------------------------------------------------------------------
Fund/Index                                  12 months   5 years     Since
                                                                  Inception
---------------------------------------------------------------------------
 Harbor International Fund II                24.37%       N/A      12.35%
---------------------------------------------------------------------------
  EAFE                                       23.03%      9.21%     10.42%
---------------------------------------------------------------------------

 A solid gain was achieved by Harbor International Fund II in the 1999 fiscal year and the Fund topped the strong advance in the EAFE index even though the Fund portfolio was concentrated in Europe, where strength of the dollar against the euro was a severe drag on reported gains.
 - The Fund outperformed the index because of performance and overweightings in France, Sweden, Finland and Portugal.
 - Fund holdings in Europe--with 79.1% of the portfolio at year-end-- outperformed the index, except for Denmark, where the position was ended during the fiscal second half.
 - Exceptionally strong gains came from Fund holdings in Japan and Malaysia, which were increased from 6.3% to 9.9% of the portfolio in the period and were substantially better than those of the index in Japan. Malaysia was not represented in the index for this period.
[GRAPH]

                                                                   INTERNATIONAL FUND II                       EAFE
                                                                   ---------------------                       ----
5/31/96                                                                    10000                              10000
10/31/96                                                                   10470                               9941
10/31/97                                                                   12212                              10401
10/31/98                                                                   11970                              11404
10/31/99                                                                   14887                              14031

    HARBOR INTERNATIONAL FUND                                    NET ASSET VALUE: 10/31/1999  $40.66
                                                                                  10/31/1998  $36.97

---------------------------------------------------------------------------
                                 Total Returns for Periods Ended 10/31/1999
---------------------------------------------------------------------------
Fund/Index                                  12 months   5 years   10 years
---------------------------------------------------------------------------
 Harbor International Fund                   18.54%     13.43%     13.80%
---------------------------------------------------------------------------
  EAFE                                       23.03%      9.21%      6.64%
---------------------------------------------------------------------------

 Performance of Harbor International Fund in fiscal year 1999 improved significantly from the previous fiscal year despite the penalty to reported gains from strength of the dollar against the euro and other currencies. The Fund portfolio was underweighted against the EAFE index in Japan, where the local market enjoyed a strong recovery and the dollar weakened against the yen leveraging performance in U.S. dollar terms.
 - Fund portfolio holdings were concentrated in the UK and 10 countries in continental Europe and in those countries the index outperformed the Fund only in Finland and Norway, where less than 2% of Fund holdings were invested.
 - Strength of the dollar adversely affected returns from holdings in 13 countries representing 80.3% of the portfolio at the end of the period.
 - Strong returns from Fund holdings in Japan--increased to 7.2% of the portfolio during the period--virtually matched those of the index. Allocations in Japan represented 28.5% of the index at the end of the period.
 [GRAPH]

                                                                     INTERNATIONAL FUND                        EAFE
                                                                     ------------------                        ----
10/31/89                                                                   10000                              10000
10/31/90                                                                   10381                               8718
10/31/91                                                                   12223                               9324
10/31/92                                                                   11731                               8092
10/31/93                                                                   16366                              11123
10/31/94                                                                   19404                              12245
10/31/95                                                                   20387                              12200
10/31/96                                                                   24092                              13477
10/31/97                                                                   28732                              14101
10/31/98                                                                   30736                              15461
10/31/99                                                                   36469                              19023

    HARBOR VALUE FUND                                            NET ASSET VALUE: 10/31/1999  $15.40
                                                                                  10/31/1998  $15.21

---------------------------------------------------------------------------
                                 Total Returns for Periods Ended 10/31/1999
---------------------------------------------------------------------------
Fund/Index                                  12 months   5 years   10 years
---------------------------------------------------------------------------
 Harbor Value Fund                           14.60%     19.01%     13.01%
---------------------------------------------------------------------------
  S&P 500                                    25.73%     26.10%     17.87%
---------------------------------------------------------------------------

 Good performance was posted by the Harbor Value Fund in the 1999 fiscal year despite another difficult period in which investor interest in value stocks spiked up in April before focus returned to growth stocks in the fiscal second half. Fund returns fell short of those of the increasingly growth dominated S&P 500 index but performed well compared with the value peer group.
 - Portfolio returns in the energy, basic materials, utilities, and consumer non-durables sectors exceeded those of the S&P 500.
 - In the energy sector, crude production and domestic oil holdings returns were strong, as were paper and non-ferrous metals in the basic materials area, media and photographic-optical holdings in consumer non-durables, and telephones among the utilities.
 - A low weighting in technology and disappointing results together with poor performance in consumer durables--mainly auto equipment and building materials--hurt overall returns.
[GRAPH]

                                                                        GROWTH FUND                          S&P 500
                                                                        -----------                          -------
10/31/89                                                                  10000.00                           10000.00
10/31/90                                                                   8700.00                            9252.00
10/31/91                                                                  11326.00                           12347.00
10/31/92                                                                  12125.00                           13578.00
10/31/93                                                                  13578.00                           15599.00
10/31/94                                                                  14230.00                           16231.00
10/31/95                                                                  17221.00                           20520.00
10/31/96                                                                  21196.00                           25494.00
10/31/97                                                                  27784.00                           33710.00
10/31/98                                                                  29643.00                           41159.00
10/31/99                                                                  33970.00                           51747.00

    HARBOR BOND FUND                                             NET ASSET VALUE: 10/31/1999  $10.85
                                                                                  10/31/1998  $11.82

---------------------------------------------------------------------------
                                 Total Returns for Periods Ended 10/31/1999
---------------------------------------------------------------------------
Fund/Index                                  12 months   5 years   10 years
---------------------------------------------------------------------------
 Harbor Bond Fund                             0.85%      8.36%      8.73%
---------------------------------------------------------------------------
  LB AGG                                      0.53%      7.94%      7.88%
---------------------------------------------------------------------------

 Navigating skillfully through a period of extremely challenging and trying conditions for fixed investments in fiscal year 1999, Harbor Bond Fund once again outperformed the Lehman Brothers Aggregate Index for the 12 months.
 - Despite the significant rise in interest rates, holding the Fund's duration near the index helped insulate relative performance to the index.
 - Sector strategies provided the best returns. Overweighting of high-quality mortgage debt against the index added to performance as prepayments dropped sharply. Underweight of investment grade corporate debt against the index was a positive.
 - Limited use of high yield and emerging market debt also added to returns as prices of these bonds recovered from the financial crisis of late last year.
 [GRAPH]

                                                                            BOND                              LB AGG
                                                                            ----                              ------
10/31/89                                                                  10000.00                           10000.00
10/31/90                                                                  10403.00                           10631.00
10/31/91                                                                  12484.00                           12312.00
10/31/92                                                                  14000.00                           13523.00
10/31/93                                                                  15957.00                           15128.00
10/31/94                                                                  15455.00                           14573.00
10/31/95                                                                  17706.00                           16853.00
10/31/96                                                                  19045.00                           17838.00
10/31/97                                                                  20752.00                           19425.00
10/31/98                                                                  22896.00                           21238.00
10/31/99                                                                  23092.00                           21351.00

    HARBOR SHORT DURATION FUND                                   NET ASSET VALUE: 10/31/1999  $8.56
                                                                                  10/31/1998  $8.69

---------------------------------------------------------------------------
                                 Total Returns for Periods Ended 10/31/1999
---------------------------------------------------------------------------
Fund/Index                                  12 months   5 years     Since
                                                                  Inception
---------------------------------------------------------------------------
 Harbor Short Duration Fund                   3.68%      6.00%      5.28%
---------------------------------------------------------------------------
  1-YR GVT                                    4.03%      5.89%      5.17%
---------------------------------------------------------------------------

 Turbulent and illiquid markets in the fiscal year affected Harbor Short Duration Fund performance and returns fell below those of both one-year treasury and 90-day treasury bills. Average annual returns over the trailing five years continued to outpace the one-year and 90-day bills.
 - Early in the fiscal year the Fund sidestepped credit fears and benefited from a longer-than-average duration.
 - As the Federal Reserve tightened monetary policy and interest rates rose later in the fiscal year, the longer duration position reduced Fund returns.
 - As a result of concerns about the potential effect of Y2K on the market, yields of the portfolio's non-treasury holdings rose in the latter stages of the fiscal year, but declined in October as those fears subsided.
[GRAPH]

                                                                       SHORT DURATION                        1 YR GVT
                                                                       --------------                        --------
12/31/91                                                                  10000.00                           10000.00
10/31/92                                                                  10372.00                           10421.00
10/31/93                                                                  10909.00                           10830.00
10/31/94                                                                  11185.00                           11147.00
10/31/95                                                                  11949.00                           11950.00
10/31/96                                                                  12814.00                           12669.00
10/31/97                                                                  13516.00                           13414.00
10/31/98                                                                  14436.00                           14262.00
10/31/99                                                                  14967.00                           14836.00

    HARBOR MONEY MARKET FUND                                     NET ASSET VALUE: 10/31/1999  $1.00
                                                                                  10/31/1998  $1.00

---------------------------------------------------------------------------
                                 Total Returns for Periods Ended 10/31/1999
---------------------------------------------------------------------------
Fund/Index                                  12 months   5 years   10 years
---------------------------------------------------------------------------

 Harbor Money Market Fund                     4.82%      5.17%      4.99%
---------------------------------------------------------------------------
  T-Bills                                     4.68%      5.24%      5.13%
---------------------------------------------------------------------------
---------------------------------------------------------------------------

                                 Current Yield for Periods Ended 09/30/1999


-------------------------------------------------------------------------
  Harbor Money Market Fund          7 Days: 4.92%       30 Days: 4.88%
-------------------------------------------------------------------------

 In spite of a volatile fixed income market during the fiscal year, Harbor Money Market Fund performance was relatively stable and returns bettered those of the 90-day treasury bill and significantly outperformed Donoghue's average for all taxable money market funds for the fiscal year.
 - Adjustments in maturity of holdings helped preserve portfolio yield.
 - Fund maturity was kept high early in the fiscal year to benefit from the "flight to quality" in the market and an associated drop in rates.
 - Later, as the Federal Reserve tightened monetary policy and rates rose, average maturity of the Fund was reduced to as low as 50 days.
 An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
 [GRAPH]

                                                                    HARBOR MONEY MARKET                      T-BILLS
                                                                    -------------------                      -------
10/31/89                                                                   10000                              10000
                                                                           10063                              10066
                                                                           10127                              10128
                                                                           10193                              10199
                                                                           10253                              10261
                                                                           10318                              10328
                                                                           10384                              10399
                                                                           10460                              10470
                                                                           10527                              10536
                                                                           10597                              10610
                                                                           10668                              10679
                                                                           10733                              10741
10/31/90                                                                   10802                              10812
                                                                           10870                              10877
                                                                           10937                              10943
                                                                           11005                              11005
                                                                           11069                              11058
                                                                           11122                              11111
                                                                           11175                              11170
                                                                           11224                              11223
                                                                           11270                              11272
                                                                           11323                              11329
                                                                           11381                              11382
                                                                           11429                              11435
10/31/91                                                                   11478                              11485
                                                                           11524                              11530
                                                                           11574                              11575
                                                                           11612                              11614
                                                                           11638                              11648
                                                                           11671                              11689
                                                                           11705                              11729
                                                                           11740                              11764
                                                                           11772                              11803
                                                                           11813                              11839
                                                                           11841                              11872
                                                                           11875                              11903
10/31/92                                                                   11899                              11930
                                                                           11921                              11960
                                                                           11945                              11994
                                                                           11973                              12024
                                                                           12002                              12051
                                                                           12028                              12084
                                                                           12055                              12113
                                                                           12082                              12141
                                                                           12103                              12175
                                                                           12127                              12206
                                                                           12158                              12238
                                                                           12190                              12269
10/31/93                                                                   12218                              12298
                                                                           12245                              12331
                                                                           12275                              12365
                                                                           12306                              12397
                                                                           12328                              12426
                                                                           12361                              12462
                                                                           12393                              12497
                                                                           12429                              12540
                                                                           12469                              12584
                                                                           12508                              12627
                                                                           12551                              12676
                                                                           12596                              12725
10/31/94                                                                   12649                              12776
                                                                           12698                              12830
                                                                           12755                              12890
                                                                           12816                              12954
                                                                           12873                              13013
                                                                           12935                              13078
                                                                           12999                              13137
                                                                           13065                              13206
                                                                           13127                              13268
                                                                           13186                              13331
                                                                           13246                              13394
                                                                           13304                              13451
10/31/95                                                                   13365                              13514
                                                                           13424                              13575
                                                                           13483                              13633
                                                                           13540                              13696
                                                                           13592                              13750
                                                                           13647                              13805
                                                                           13701                              13866
                                                                           13756                              13927
                                                                           13811                              13981
                                                                           13867                              14046
                                                                           13925                              14108
                                                                           13984                              14171
10/31/96                                                                   14045                              14232
                                                                           14102                              14290
                                                                           14160                              14354
                                                                           14219                              14419
                                                                           14272                              14475
                                                                           14331                              14539
                                                                           14389                              14603
                                                                           14450                              14665
                                                                           14508                              14726
                                                                           14573                              14791
                                                                           14636                              14853
                                                                           14697                              14920
10/31/97                                                                   14762                              14985
                                                                           14825                              15044
                                                                           14891                              15115
                                                                           14956                              15181
                                                                           15015                              15241
                                                                           15081                              15312
                                                                           15141                              15376
                                                                           15206                              15437
                                                                           15269                              15504
                                                                           15334                              15571
                                                                           15401                              15638
                                                                           15465                              15700
10/31/98                                                                   15530                              15756
                                                                           15592                              15813
                                                                           15655                              15874
                                                                           15718                              15931
                                                                           15774                              15985
                                                                           15834                              16053
                                                                           15893                              16111
                                                                           15954                              16166
                                                                           16012                              16234
                                                                           16074                              16297
                                                                           16139                              16365
                                                                           16204                              16431
10/31/99                                                                   16279                              16494

REPORT OF INDEPENDENT ACCOUNTANTS
To the Shareholders and
Board of Trustees of Harbor Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the nine Funds constituting the Harbor Fund, (hereafter referred to as the "Trust") at October 31, 1999, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 14, 1999

HARBOR GROWTH FUND
PORTFOLIO OF INVESTMENTS--OCTOBER 31, 1999
COMMON STOCK HOLDINGS (% OF NET ASSETS)

(Excludes net cash, convertible bond and short-term investment of 7.6%)

    Manufacturing Diversified            0.5
    Automobile Equipment                 0.8
    Health Care-Hospital Management      1.4
    Leisure & Luxury                     1.8
    Electric Power                       2.2
    Services                             2.6
    Retail-All Other                     3.5
    Drugs & Medicine                     4.5
    Semiconductors                       5.3
    Electronic Instruments               5.7
    Computers & Business Equipment      12.8
    Electronic Components               13.6
    Telecommunications                  17.6
    Computer Services                   20.1

COMMON STOCKS--92.4%

                                                    VALUE
  SHARES                                            (000S)
-----------------------------------------------------------
AUTOMOBILE EQUIPMENT--0.8%
     70,000   Tower Automotive Inc.*.............  $  1,142
                                                   --------
COMPUTER SERVICES--20.1%
    100,000   AXENT Technologies Inc.*...........     1,481
    110,000   Documentum Inc.*...................     3,121
    158,800   Epicor Software Corp.*.............       764
    300,000   Legato Systems Inc.*...............    16,125
    110,000   Project Software & Development
              Inc.*..............................     5,294
     60,000   Visio Corp.*.......................     2,376
    100,000   Zitel Corp.*.......................        84
                                                   --------
                                                     29,245
                                                   --------
COMPUTERS & BUSINESS EQUIPMENT--12.8%
    100,000   EMC Corp.*.........................     7,300
    115,000   Network Appliance Inc.*............     8,510
     60,000   Proxim Inc.*.......................     2,809
                                                   --------
                                                     18,619
                                                   --------

                                                    VALUE
  SHARES                                            (000S)
-----------------------------------------------------------
DRUGS & MEDICINE--4.5%
     38,000   Dura Pharmaceuticals Inc.*.........  $    486
     60,000   Elan Corp. plc ADR(1)*.............     1,545
    120,000   Molecular Devices Corp.*...........     4,440
                                                   --------
                                                      6,471
                                                   --------
ELECTRIC POWER--2.2%
     55,400   The AES Corp.*.....................     3,127
                                                   --------
ELECTRONIC COMPONENTS--13.6%
     70,000   JDS Uniphase Corp.*................    11,681
    110,000   JPM Co.*...........................       756
    203,500   Planar Systems Inc.*...............     1,081
    150,000   Sawtek Inc.*.......................     6,150
                                                   --------
                                                     19,668
                                                   --------
ELECTRONIC INSTRUMENTS--5.7%
    160,000   Checkpoint Systems Inc.*...........     1,200
    122,000   GenRad Inc.*.......................     2,333
    280,000   LoJack Corp.*......................     1,942
    100,000   Pinnacle Systems Inc.*.............     2,775
                                                   --------
                                                      8,250
                                                   --------
HEALTH CARE-HOSPITAL MANAGEMENT--1.4%
    130,000   Health Management Association*.....     1,154
     95,000   Safeskin Corp.*....................       796
     37,500   UroCor Inc.*.......................       143
                                                   --------
                                                      2,093
                                                   --------
LEISURE & LUXURY--1.8%
     60,000   Carnival Corp......................     2,670
                                                   --------
MANUFACTURING DIVERSIFIED--0.5%
    165,000   Brunswick Technologies Inc.*.......       691
                                                   --------
RETAIL-ALL OTHER--3.5%
     45,000   Dollar Tree Stores Inc.*...........     1,960
     84,000   Gaiam Inc.*........................       420
    100,000   TJX Companies Inc..................     2,712
                                                   --------
                                                      5,092
                                                   --------
SEMICONDUCTORS--5.3%
    107,500   ATMI Inc.*.........................     2,896
     75,000   Dallas Semiconductor Corp..........     4,415
    150,000   Summit Design Inc.*................       380
                                                   --------
                                                      7,691
                                                   --------
SERVICES--2.6%
    138,000   Advantage Learning Systems Inc.*...     3,812
                                                   --------
TELECOMMUNICATIONS--17.6%
    150,000   Aspect Telecommunications Corp.*...     3,778
    110,000   Comverse Technology Inc.*..........    12,485
     90,000   Nextel Communications Inc.*........     7,757
    150,000   P-Com Inc.*........................       694
    237,500   Transcrypt International Inc.*.....       891
                                                   --------
                                                     25,605
                                                   --------
TOTAL COMMON STOCKS
  (Cost $80,502).................................   134,176
                                                   --------

HARBOR GROWTH FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

CONVERTIBLE BOND--1.4%
(Cost $2,318)
 PRINCIPAL
  AMOUNT                                            VALUE
  (000S)                                            (000s)
-----------------------------------------------------------
              Mansur Industries Inc.
     $2,309   8.250%--02/23/2003 PIK(2)..........  $  2,009
                                                   --------

SHORT-TERM INVESTMENT--6.4%
(Cost $9,337)

REPURCHASE AGREEMENT
              Repurchase Agreement with State
                Street Bank & Trust dated October
                29, 1999 due November 1, 1999 at
                3.75% collateralized by a U.S.
                Treasury Bill 11.75% February 15,
                2001, par value of $8,685
                (repurchase proceeds of $9,340
                when closed on November 1,
      9,337     1999)............................     9,337
                                                   --------
TOTAL INVESTMENTS--100.2%
  (Cost $92,157).................................   145,522
CASH AND OTHER ASSETS, LESS
LIABILITIES--(0.2)%..............................      (273)
                                                   --------
TOTAL NET ASSETS--100.0%.........................  $145,249
                                                   ========

------------

1 ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking organizations.
2  PIK -- Payment-in-kind security.
*  Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

HARBOR INTERNATIONAL GROWTH FUND
PORTFOLIO OF INVESTMENTS--OCTOBER 31, 1999
INVESTMENT HOLDINGS BY COUNTRY (% OF NET ASSETS)

(Excludes net cash and short-term investment of 2.4%)

    Denmark (DEN)                       1.2
    Germany (GER)                       2.5
    Mexico (MEX)                        2.6
    Australia (AUS)                     3.5
    Portugal (PORT)                     3.9
    Singapore (SGP)                     5.8
    Netherlands (NET)                   6.8
    Finland (FIN)                       7.7
    Spain (SP)                         10.5
    Italy (IT)                         11.5
    France (FR)                        20.4
    United Kingdom (UK)                21.2

COMMON STOCKS--97.6%

                                                   VALUE
  SHARES                                           (000S)
-----------------------------------------------------------
AUTOMOBILE EQUIPMENT--3.8%
    728,290   Valeo SA (FR)....................  $   52,321
              Valeo SA Wts. (FR)
     58,896   Expire 08/03/2001................         148
                                                 ----------
                                                     52,469
                                                 ----------
BANKS--20.0%
  3,076,225   Banco Bilbao Vizcaya (SP)........      41,352
              Banco Commercial Portugues--
  1,904,810   Registered (PORT)................      53,656
              Banco Santander Central Hispano
  3,743,120   SA (SP)..........................      38,860
              Development Bank of Singapore
  5,469,705   (SGP)............................      61,823
              Overseas Chinese Banking Corp.
  2,489,130   (SGP)............................      18,706
 13,199,150   Unicredito Italiano SpA (IT).....      61,782
                                                 ----------
                                                    276,179
                                                 ----------
CHEMICALS--FERTILIZERS--2.5%
    541,328   SGL Carbon AG (GER)..............      34,648
                                                 ----------
DRUGS & MEDICINE--9.1%
  1,206,020   Rhone Poulenc Series A (FR)......      67,487
  1,331,071   Sanofi Synthelabo (FR)...........      58,734
                                                 ----------
                                                    126,221
                                                 ----------

                                                   VALUE
  SHARES                                           (000S)
-----------------------------------------------------------
ELECTRICAL EQUIPMENT--5.4%
 15,112,676   Invensys (UK)....................  $   74,251
                                                 ----------
FINANCIAL SERVICES--2.9%
    688,000   ING Groep NV (NET)...............      40,584
                                                 ----------
HOUSEHOLD PRODUCTS--2.6%
              Kimberly-Clark De Mexico SA
 11,265,700   (MEX)............................      36,099
                                                 ----------
INSURANCE--6.6%
  3,062,600   Allied Zurich AG (UK)............      37,240
    383,319   AXA UAP (FR).....................      54,068
                                                 ----------
                                                     91,308
                                                 ----------
LEISURE & LUXURY--4.9%
  8,484,088   Granada Group plc (UK)...........      67,335
                                                 ----------
MEDIA--9.0%
  3,113,612   Pearson plc (UK).................      70,093
              Verenigde Nederlandse
              Uitgeversbedrijven
  1,594,158   NV (NET).........................      53,910
                                                 ----------
                                                    124,003
                                                 ----------
MISCELLANEOUS TRANSPORT--3.5%
  1,729,239   Brambles Industries Ltd. (AUS)...      48,631
                                                 ----------
RETAIL--FOOD STORES--3.5%
    265,311   Carrefour (FR)...................      49,116
                                                 ----------
TELECOMMUNICATIONS--23.8%
    521,950   Nokia (Ab) Oy Series A (FIN).....      59,738
  1,570,600   Sonera Technologies Oyj (FIN)....      47,166
    264,546   Tele Danmark AS CI. B (DEN)......      16,061
  4,726,010   Telecom Italia Mobile SpA (IT)...      29,528
              Telecom Italia Mobile SpA
  2,973,300   (Savings) (IT)...................      10,321
              Telecom Italia SpA (Savings)
 11,818,980   (IT).............................      58,056
  3,929,734   Telefonica SA (SP)...............      64,648
  9,339,570   Vodafone Airtouch plc (UK).......      43,508
                                                 ----------
                                                    329,026
                                                 ----------
TOTAL COMMON STOCKS
  (Cost $1,192,717)............................   1,349,870
                                                 ----------

SHORT-TERM INVESTMENT--2.0%
(Cost $27,250)
 PRINCIPAL
  AMOUNT
  (000S)
-----------------------------------------------------------
COMMERCIAL PAPER
              American Express Credit Corp.
    $27,250   5.280%--11/01/1999...............      27,250
                                                 ----------
TOTAL INVESTMENTS--99.6%
  (Cost $1,219,967)............................   1,377,120
CASH AND OTHER ASSETS, LESS
  LIABILITIES--0.4%............................       5,393
                                                 ----------
TOTAL NET ASSETS--100.0%.......................  $1,382,513
                                                 ==========

    The accompanying notes are an integral part of the financial statements.

HARBOR CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS--OCTOBER 31, 1999
COMMON STOCK HOLDINGS (% OF NET ASSETS)

(Excludes net cash and short-term investments of 3.5%)

    Machinery                           0.7
    Cosmetics                           0.9
    Conglomerates                       1.1
    Health Care-Hospital Management     1.2
    Miscellaneous High Tech             1.2
    Telephones                          1.2
    Services                            1.3
    Restaurants                         1.4
    Banks-Money Center                  2.3
    Credit & Miscellaneous Financial    2.9
    Insurance-Other                     3.1
    Financial Services                  3.2
    Electrical Equipment                3.5
    Electronic Instruments              4.2
    Semiconductors                      6.3
    Computer Services                   8.1
    Media                               8.6
    Telecommunications                  8.6
    Retail-All Other                    10.0
    Drugs & Medicine                    11.0
    Computers & Business Equipment      15.7

COMMON STOCKS--96.5%

                                                   VALUE
 SHARES                                            (000S)
-----------------------------------------------------------
BANKS-MONEY CENTER--2.3%
1,704,000   Chase Manhattan Corp. New..........  $  148,887
                                                 ----------

                                                   VALUE
 SHARES                                            (000S)
-----------------------------------------------------------
COMPUTERS & BUSINESS EQUIPMENT--15.7%
3,165,800   Cisco Systems Inc.*................  $  234,269
2,908,900   Dell Computer Corp.*...............     116,720
1,884,200   EMC Corp.*.........................     137,547
  507,400   Equant NV--Registered..............      49,218
            International Business Machines
1,128,900   Corp...............................     111,056
3,224,700   MCI WorldCom Inc.*.................     276,719
  840,800   Sun Microsystems Inc.*.............      88,967
                                                 ----------
                                                  1,014,496
                                                 ----------
COMPUTER SERVICES--8.1%
  735,800   America Online Inc.*...............      95,424
  617,100   Level 3 Communications Inc.*.......      42,195
3,078,700   Microsoft Corp.*...................     284,972
            Qwest Communications International
2,921,700   Inc.*..............................     105,181
                                                 ----------
                                                    527,772
                                                 ----------
CONGLOMERATES--1.1%
1,300,500   Allied Signal Inc..................      74,047
                                                 ----------
COSMETICS--0.9%
1,241,900   Estee Lauder Cosmetics Inc.........      57,904
                                                 ----------
CREDIT & MISCELLANEOUS FINANCIAL--2.9%
  421,200   American Express Credit Corp.......      64,865
            Morgan, Stanley, Dean Witter & Co.
1,110,920   Inc. New...........................     122,548
                                                 ----------
                                                    187,413
                                                 ----------
DRUGS & MEDICINE--11.0%
  731,700   Amgen Inc.*........................      58,353
1,473,400   Bristol Myers Squibb Co............     113,175
1,081,800   Eli Lilly & Co.....................      74,509
1,643,500   Glaxo Wellcome Plc ADR(1)..........      98,405
1,568,200   Merck & Co. Inc....................     124,770
2,329,200   Schering Plough Corp...............     115,295
1,654,000   Warner-Lambert Co..................     132,010
                                                 ----------
                                                    716,517
                                                 ----------
ELECTRICAL EQUIPMENT--3.5%
1,691,400   General Electric Co................     229,290
                                                 ----------
ELECTRONIC INSTRUMENTS--4.2%
1,351,700   Hewlett Packard Co.................     100,110
  872,000   KLA Tencor Corp.*..................      69,052
1,663,600   Tellabs Inc.*......................     105,223
                                                 ----------
                                                    274,385
                                                 ----------
FINANCIAL SERVICES--3.2%
3,832,450   Citigroup Inc. ....................     207,431
                                                 ----------
HEALTH CARE-HOSPITAL MANAGEMENT--1.2%
  758,200   Johnson & Johnson..................      79,421
                                                 ----------
INSURANCE-OTHER--3.1%
            American International Group
1,964,150   Inc................................     202,185
                                                 ----------
MACHINERY--0.7%
  292,800   Genetech Inc.*.....................      42,676
                                                 ----------

HARBOR CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED
                                                   VALUE
 SHARES                                            (000S)
-----------------------------------------------------------
MEDIA--8.6%
4,187,500   CBS Corp...........................  $  204,402
1,625,100   Clear Channel Communication*.......     130,617
  152,800   Juniper Networks Inc.*.............      42,116
1,171,100   Omnicom Group......................     103,057
            Univision Communications Inc.
  876,400   ADR(1)*............................      74,549
                                                 ----------
                                                    554,741
                                                 ----------
MISCELLANEOUS HIGH TECH--1.2%
  844,700   Applied Materials Inc.*............      75,865
                                                 ----------
RESTAURANTS--1.4%
2,180,100   McDonalds Corp.....................      89,929
                                                 ----------
RETAIL-ALL OTHER--10.0%
2,724,937   Gap Inc............................     101,163
2,883,600   Home Depot Inc.....................     217,712
1,487,200   Kohl's Corp.*......................     111,261
1,471,600   Staples Inc.*......................      32,651
1,614,500   Tiffany & Co. New..................      96,063
1,582,100   Wal-Mart Stores Inc................      89,685
                                                 ----------
                                                    648,535
                                                 ----------
SEMICONDUCTORS--6.3%
1,942,400   Intel Corp.........................     150,415
  688,300   Motorola Inc.......................      67,066
2,094,500   Texas Instruments Inc..............     187,981
                                                 ----------
                                                    405,462
                                                 ----------
SERVICES--1.3%
2,092,400   Tyco International Ltd. New........      83,565
                                                 ----------
TELECOMMUNICATIONS--8.6%
  824,400   Allegiance Telecom Inc.*...........      56,884
  274,400   JDS Uniphase Corp.*................      45,791
1,184,310   Lucent Technologies Inc............      76,092
            Nextlink Communications Cl. A
  783,900   ADR(1).............................      46,887
1,204,100   Nokia Corp. ADR(1).................     139,149
  855,275   NTL Inc.*..........................      64,466
2,628,300   Vodafone Airtouch plc ADR(1).......     125,994
                                                 ----------
                                                    555,263
                                                 ----------

                                                   VALUE
 SHARES                                            (000S)
-----------------------------------------------------------
TELEPHONES--1.2%
2,024,100   AT&T Corp.--Liberty Media Cl. A*...  $   80,331
                                                 ----------
TOTAL COMMON STOCKS
  (Cost $4,316,061)............................   6,256,115
                                                 ----------
SHORT-TERM INVESTMENTS--3.4%

PRINCIPAL
 AMOUNT
 (000S)
-----------------------------------------------------------
COMMERCIAL PAPER
            American Express Credit Corp.
 $ 50,000   5.280%--11/01/1999.................      50,000
            Ford Motor Company
  121,400   4.960%--11/01/1999.................     121,400
            General Electric Co.
   50,000   5.180%--11/01/1999.................      50,000
                                                 ----------
                                                    221,400
                                                 ----------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $221,400)..............................     221,400
                                                 ----------
TOTAL INVESTMENTS--99.9%
  (Cost $4,537,461)............................   6,477,515
CASH AND OTHER ASSETS, LESS
LIABILITIES--0.1%..............................       7,286
                                                 ----------
TOTAL NET ASSETS--100.0%.......................  $6,484,801
                                                 ==========

------------
1 ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
*  Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

HARBOR INTERNATIONAL FUND II
PORTFOLIO OF INVESTMENTS--OCTOBER 31, 1999
INVESTMENT HOLDINGS BY COUNTRY (% OF NET ASSETS)

(Excludes net cash and short-term investment of 3.9%)

    Argentina (ARG)                     1.0
    South Africa (S. AFR)               1.2
    Malaysia (MAL)                      1.7
    Israel (IL)                         1.9
    Poland (POL)                        2.1
    Brazil (BR)                         3.0
    Finland (FIN)                       6.0
    Netherlands (NET)                   6.0
    Italy (IT)                          8.0
    Japan (JP)                          8.2
    United Kingdom (UK)                 9.4
    Sweden (SW)                         10.9
    Switzerland (SWS)                   13.6
    France (FR)                         23.1

COMMON STOCKS--93.9%

                                                    VALUE
  SHARES                                            (000S)
-----------------------------------------------------------
AUTOMOBILES--1.9%
     11,600   PSA Peugeot Citroen (FR)...........  $  2,227
                                                   --------
BANKS--20.9%
    300,000   Banca Commercial Italiana (IT).....     1,805
  1,000,000   Banca Naz Del Lavoro (IT)*.........     3,387
     43,500   Bank Slaski (POL)..................     2,371
     77,873   Banque National Paris (FR).........     6,840
     95,000   Barclays Bank plc (UK).............     2,914
    180,000   Sao Paolo SpA (IT).................     2,333
      8,500   Societe Generale (FR)..............     1,851
      8,500   UBS AG--Registered (SWS)...........     2,473
                                                   --------
                                                     23,974
                                                   --------
COMPUTERS & BUSINESS EQUIPMENT--0.5%
     50,000   Baan Company N.V. (NET)*...........       622
                                                   --------

                                                    VALUE
  SHARES                                            (000S)
-----------------------------------------------------------
COMPUTER SERVICES--2.4%
     47,000   TietoEnator Oyj (FIN)..............  $  1,631
     27,000   WM--Data Series B (SW).............     1,134
                                                   --------
                                                      2,765
                                                   --------
CONGLOMERATES--1.7%
  1,600,000   Sime Darby Berhad (MAL)............     1,912
                                                   --------
CONSUMER GOODS--5.0%
    103,044   Hunter Douglas NV (NET)............     2,791
    243,000   Salomon & Taylor (JP)..............     1,002
      2,500   Swatch Group--Bearer (SWS).........     1,991
                                                   --------
                                                      5,784
                                                   --------
CONTAINERS--1.7%
     11,500   Cie De St Gobain (FR)..............     1,996
                                                   --------
DRUGS & MEDICINE--11.4%
    211,400   Nobel Biocare (SW).................     2,930
      1,900   Novartis AG--Registered (SWS)......     2,842
     60,548   Rhone Poulenc SA Series A (FR).....     3,388
        165   Roche Holdings AG--Genuss (SWS)....     1,981
    147,893   SmithKline Beecham plc (UK)........     1,908
                                                   --------
                                                     13,049
                                                   --------
FINANCIAL SERVICES--4.9%
     58,160   ING Groep NV (NET).................     3,431
        725   Julius Baer Holdings AG B (SWS)....     2,181
                                                   --------
                                                      5,612
                                                   --------
GOLD-PRECIOUS METALS--1.2%
     69,100   ASA Ltd. ADR (S. AFR)(1)...........     1,386
                                                   --------
GROCERY PRODUCTS--1.0%
  1,121,163   Cresud B Shares (ARG)..............     1,155
                                                   --------
HOTEL-MOTEL--0.8%
      4,000   Accor (FR).........................       900
                                                   --------
INSURANCE--5.3%
    145,000   Allied Zurich AG (UK)..............     1,763
     53,000   Assicurazioni Generali (IT)........     1,700
     18,500   AXA UAP (FR).......................     2,610
                                                   --------
                                                      6,073
                                                   --------
LIQUOR--2.5%
    283,280   Diageo plc (UK)....................     2,881
                                                   --------
MACHINERY--3.2%
     19,000   Kone Oy B Shares (FIN).............     2,768
      2,050   Saurer AG--Registered (SWS)........       861
                                                   --------
                                                      3,629
                                                   --------
MISCELLANEOUS HIGH TECH--5.3%
              Matsushita Electrical Industries
     80,000   (JP)...............................     1,684
     28,000   Sony Corp. (JP)....................     4,366
                                                   --------
                                                      6,050
                                                   --------

HARBOR INTERNATIONAL FUND II
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED
                                                    VALUE
  SHARES                                            (000S)
-----------------------------------------------------------
PETROLEUM--4.7%
    140,724   BP Amoco (UK)......................  $  1,367
 13,500,000   Petrol Brasileiro Pfd. (BR)........     2,147
     14,000   Total Fina Cl. B (FR)..............     1,892
                                                   --------
                                                      5,406
                                                   --------
PHOTOGRAPHIC-OPTICAL--0.8%
     30,000   Fuji Photo Film Co. (JP)...........       964
                                                   --------
SERVICES--0.6%
      2,000   Altran Technologies (FR)...........       686
                                                   --------
TELECOMMUNICATIONS--10.8%
              Ericsson (LM) Tel Co. Series B
    155,000   (SW)...............................     6,446
     75,000   NICE Systems Ltd. ADR (IL)(1)*.....     2,175
     22,000   Nokia (Ab) Oy Series A (FIN).......     2,518
 13,500,000   Telesp Tel Sao Paulo Pfd. (BR).....     1,269
                                                   --------
                                                     12,408
                                                   --------
TIRES & RUBBER--4.1%
     50,000   Bridgestone Corp. (JP).............     1,376
      7,500   Cie Fin Michel Bas--Bearer (SWS)...     3,331
                                                   --------
                                                      4,707
                                                   --------
TOBACCO--3.2%
     29,407   Seita (FR).........................     1,639
    550,000   Swedish Match (SW).................     2,013
                                                   --------
                                                      3,652
                                                   --------
TOTAL COMMON STOCKS
  (Cost $98,848).................................   107,838
                                                   --------
 UNITS--1.3%

                                                    VALUE
   UNITS                                            (000S)
-----------------------------------------------------------
              Eurotunnel SA--Rights Expire
  1,165,588   11/15/1999 (FR)*...................  $     25
  1,165,588   Eurotunnel (FR)* ..................     1,496
                                                   --------
TOTAL UNITS
  (Cost $571)....................................     1,521
                                                   --------

 OPTIONS--0.9%

  NO. OF
 CONTRACTS
-----------------------------------------------------------
              Banque National Paris Expire
     10,000   11/1999 (FR)*......................       248
              Banque National Paris Expire
     30,000   12/1999 (FR)*......................       748
                                                   --------
TOTAL OPTIONS
  (Cost $733)....................................       996
                                                   --------

 SHORT-TERM INVESTMENT--1.0%
  (Cost $1,192)
 PRINCIPAL
  AMOUNT
  (000S)
-----------------------------------------------------------
COMMERCIAL PAPER
              American Express Credit Corp.
     $1,192   5.280%--11/01/1999.................     1,192
                                                   --------
TOTAL INVESTMENTS--97.1%
  (Cost $101,344)................................   111,547
CASH AND OTHER ASSETS, LESS LIABILITIES--2.9%....     3,244
                                                   --------
TOTAL NET ASSETS--100.0%.........................  $114,791
                                                   ========

------------

1 ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

*  Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

HARBOR INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS--OCTOBER 31, 1999
INVESTMENT HOLDINGS BY COUNTRY (% OF NET ASSETS)

(Excludes net cash and short-term investments of 5.8%)

    South Africa (S. AFR)               1.1
    Argentina (ARG)                     1.2
    Australia (AUS)                     1.4
    Finland (FIN)                       1.4
    Portugal (PORT)                     1.9
    Denmark (DEN)                       2.1
    Brazil (BR)                         2.3
    Singapore (SGP)                     2.3
    Spain (SP)                          3.1
    Malaysia (MAL)                      3.7
    Italy (IT)                          4.6
    Netherlands (NET)                   6.8
    Japan (JP)                          7.2
    Sweden (SW)                         7.9
    Switzerland (SWS)                   8.6
    France (FR)                        15.7
    United Kingdom (UK)                22.9

COMMON STOCKS--92.7%

                                                   VALUE
  SHARES                                           (000S)
-----------------------------------------------------------
ALUMINUM--1.6%
  1,488,000   Pechiney SA Series A (FR)........  $   83,266
                                                 ----------
AUTOMOBILES--1.8%
    316,000   PSA Peugeot Citroen (FR).........      60,660
  1,467,880   Volvo AB, Series B (SW)..........      37,929
                                                 ----------
                                                     98,589
                                                 ----------
BANKS--23.8%
  4,430,509   ABN Amro Holdings NV (NET).......     107,139
 15,650,000   Banca Commercial Italiana (IT)...      94,160
  8,401,350   Banco Bilbao Vizcaya (SP)........     112,936

                                                   VALUE
  SHARES                                           (000S)
-----------------------------------------------------------
              Banco Commercial Portugues--
  3,069,383   Registered (PORT)................  $   86,460
              Banco Commercial Portugues ADR
    503,062   (PORT)(1)........................      14,023
              Bankinter SA -- Registered
  1,380,000   (SP).............................      53,083
    670,000   Banque National Paris (FR).......      58,846
  4,281,684   Barclays Bank plc (Ord) (UK).....     131,356
              Credit Suisse Group--Registered
    176,600   (SWS)............................      33,946
 30,314,000   Malayan Bank Berhad (MAL)........     102,908
  2,977,915   National Westminster Bank (UK)...      67,234
              Overseas Chinese Banking Corp.
  8,925,000   (SGP)............................      67,073
              Royal Bank of Scotland Group
  3,078,986   (UK).............................      70,831
  5,306,400   Sao Paolo--IMI SpA (IT)..........      68,765
  5,735,727   Standard Chartered plc (UK)......      80,300
    248,538   UBS AG--Registered (SWS).........      72,313
              United Overseas Bank (Alien
  7,540,570   Market) (SGP)....................      57,122
                                                 ----------
                                                  1,278,495
                                                 ----------
CONGLOMERATES--0.9%
 42,297,000   Sime Darby Berhad (MAL)..........      50,534
                                                 ----------
CONSUMER GOODS--1.1%
    722,406   BIC (FR).........................      35,334
    900,699   Hunter Douglas NV (NET)..........      24,396
                                                 ----------
                                                     59,730
                                                 ----------
CONTAINERS--0.9%
    264,000   Cie De St Gobain (FR)............      45,819
                                                 ----------
DRUGS & MEDICINE--7.6%
     69,561   Novartis AG--Registered (SWS)....     104,047
    933,000   Novo Nordisk AS Series B (DEN)...     111,967
  1,357,133   Rhone Poulenc Series A (FR)......      75,943
              SmithKline Beecham plc ADR Cl. A
  1,800,000   (UK)(1)..........................     115,200
                                                 ----------
                                                    407,157
                                                 ----------
FINANCIAL SERVICES--2.3%
  2,121,285   ING Groep NV (NET)...............     125,130
                                                 ----------
FOREST PRODUCTS--1.2%
  2,100,000   UPM Kymmene Oy (FIN).............      66,267
                                                 ----------
GOLD-PRECIOUS METALS--1.2%
  1,266,710   Anglo American plc ADR (UK)(1)...      67,769
                                                 ----------
GROCERY PRODUCTS--1.8%
     50,300   Nestle SA--Registered (SWS)......      97,016
                                                 ----------
HOTEL-MOTEL--1.0%
    235,000   Accor (FR).......................      52,898
                                                 ----------
INSURANCE--4.3%
  5,187,347   Allied Zurich (UK)...............      63,076
  2,552,000   Assicurazioni Generali (IT)......      81,872
    600,000   AXA UAP (FR).....................      84,632
                                                 ----------
                                                    229,580
                                                 ----------
LIQUOR--2.1%
  7,833,847   Diageo plc (UK)..................      79,681
  3,050,000   Whitbread (UK)...................      33,328
                                                 ----------
                                                    113,009
                                                 ----------

HARBOR INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED
                                                   VALUE
  SHARES                                           (000S)
-----------------------------------------------------------
MACHINERY--0.4%
              Gencor Ltd. New ADR (S.
  5,390,000   AFR)(1)..........................  $   19,841
                                                 ----------
MEDIA--1.4%
              News Corp. Ltd. ADR New
  2,500,000   (AUS)(1).........................      74,063
                                                 ----------
MISCELLANEOUS HIGH TECH--2.5%
    871,000   Sony Corp. (JP)..................     135,825
                                                 ----------
NATURAL GAS & PIPELINES--1.4%
 13,676,470   BG (UK)..........................      75,959
                                                 ----------
NON-FERROUS METALS--2.9%
 26,950,000   Billiton plc ADR (UK) (1)........     116,545
  2,132,645   Rio Tinto--Registered (UK).......      36,410
                                                 ----------
                                                    152,955
                                                 ----------
PAPER--1.0%
  1,500,000   Mo Och Domsjo Ab Series B (SW)...      44,139
              Stora Enso Oyj (R Shares)
    750,000   (FIN)............................       9,861
                                                 ----------
                                                     54,000
                                                 ----------
PETROLEUM--7.9%
 14,673,994   BP Amoco (UK)....................     142,504
505,900,001   Petrol Brasileiro Pfd. (BR)......      80,472
              Royal Dutch Petroleum Co. ADR
  1,800,000   (NET)(1).........................     107,888
    671,444   Total Fina Cl. B (FR)............      90,754
                                                 ----------
                                                    421,618
                                                 ----------
PHOTOGRAPHIC--OPTICAL--3.4%
  3,557,000   Canon Inc. (JP)..................     100,634
  2,470,000   Fuji Photo Film Co. (JP).........      79,356
                                                 ----------
                                                    179,990
                                                 ----------
TELECOMMUNICATIONS--8.0%
              Ericsson (LM) Tel Co. ADR Series
  1,292,000   B (SW)(1)........................      55,233
              Ericsson (LM) Tel Co. Series B
  5,280,000   (SW).............................     219,572
  6,600,000   Telecom Argentina Cl. B (ARG)....      36,317
              Telefonica De Argentina Cl. B
 12,000,000   (ARG)............................      30,734
 14,400,000   Telekom Malaysia Berhad (MAL)....      44,337
296,600,000   Telesp Participaco Pfd. (BR)*....       4,756
397,200,038   Telesp Tel Sao Paulo Pfd. (BR)...      37,339
                                                 ----------
                                                    428,288
                                                 ----------
TIRES & RUBBER--3.0%
  2,545,000   Bridgestone Corp. (JP)...........      70,050
              Cie Fin Michel Bas (Bearer)
     88,700   (SWS)............................      39,395
  1,127,645   Michelin Cl. B (FR)..............      49,105
                                                 ----------
                                                    158,550
                                                 ----------
TOBACCO--7.6%
              British American Tobacco plc
  5,187,347   (UK).............................      34,436
              Cie Financiere Richemont AG Units
     59,000   Cl. A (SWS)......................     112,713
 10,725,000   Imperial Tobacco (UK)............     113,670
  1,407,150   Seita (FR).......................      78,446
 18,818,974   Swedish Match (SW)...............      68,878
                                                 ----------
                                                    408,143
                                                 ----------

                                                   VALUE
                                                   (000S)
-----------------------------------------------------------
WATER--1.6%
    520,487   Suez Lyonnaise des Eaux (FR).....  $   84,037
                                                 ----------
TOTAL COMMON STOCKS
  (Cost $2,696,492)............................   4,968,528
                                                 ----------
UNITS--0.8%

   UNITS
-----------------------------------------------------------

 29,691,799   Eurotunnel (FR)*.................      38,102
              Eurotunnel SA Rights
 29,691,799   Expire 11/15/1999 (FR)*..........         625
              Eurotunnel SA Wts. Expire
 20,000,000   12/31/2001 (FR)*.................         631
              Eurotunnel SA Wts. Expire
 20,000,000   10/31/2003 (FR)*.................       1,893
                                                 ----------
TOTAL UNITS
  (Cost $69,918)...............................      41,251
                                                 ----------

CONVERTIBLE BOND--0.7%
(Cost $39,600)
 PRINCIPAL
  AMOUNT
  (000s)
-----------------------------------------------------------
              LibLife International BV (S. AFR)
    $40,000   6.500%--09/30/2004...............      37,800
                                                 ----------

SHORT-TERM INVESTMENTS--5.6%

COMMERCIAL PAPER
              American Express Credit Corp.
     11,000   5.280%--11/04/1999...............      11,000
     10,961   5.280%--11/05/1999...............      10,961
     19,978   5.250%--11/24/1999...............      19,978
     11,902   5.270%--11/26/1999...............      11,902
     13,364   5.270%--11/30/1999...............      13,364
      7,094   5.270%--12/01/1999...............       7,094
                                                 ----------
                                                     74,299
                                                 ----------
              Citigroup Inc.
     11,833   5.270%--11/24/1999...............      11,833
                                                 ----------
              Exxon Project Investment
     13,727   5.300%--11/01/1999...............      13,727
     14,442   5.260%--11/18/1999...............      14,442
     13,870   5.260%--11/23/1999...............      13,870
     12,211   5.270%--11/29/1999...............      12,211
                                                 ----------
                                                     54,250
                                                 ----------
              GE Financial Assurance Holdings
     15,019   5.320%--11/02/1999...............      15,019
     19,112   5.320%--11/03/1999...............      19,112
     15,000   5.310%--11/10/1999...............      15,000
     15,000   5.320%--11/12/1999...............      15,000
     14,000   5.300%--11/15/1999...............      14,000
     11,076   5.320%--11/22/1999...............      11,076
                                                 ----------
                                                     89,207
                                                 ----------

HARBOR INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

SHORT-TERM INVESTMENTS--CONTINUED
 PRINCIPAL
  AMOUNT                                           VALUE
  (000S)                                           (000S)
-----------------------------------------------------------
              General Motors Acceptance Corp.
      3,559   5.190%--11/05/1999...............  $    3,559
     11,393   5.280%--11/19/1999...............      11,393
                                                 ----------
                                                     14,952
                                                 ----------
              Prudential Funding Corp.
    $14,468   5.290%--11/08/1999...............      14,468
     15,000   5.290%--11/09/1999...............      15,000
     13,104   5.280%--11/16/1999...............      13,104
     14,000   5.280%--11/17/1999...............      14,000
                                                 ----------
                                                     56,572
                                                 ----------

                                                   VALUE
                                                   (000S)
-----------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $301,113)..............................  $  301,113
                                                 ----------
TOTAL INVESTMENTS--99.8%
  (Cost $3,107,123)............................   5,348,692
CASH AND OTHER ASSETS, LESS
LIABILITIES--0.2%..............................      12,332
                                                 ----------
TOTAL NET ASSETS--100.0%.......................  $5,361,024
                                                 ==========

------------

1 ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
*  Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

HARBOR VALUE FUND
PORTFOLIO OF INVESTMENTS--OCTOBER 31, 1999
COMMON STOCK HOLDINGS (% OF NET ASSETS)

(Excludes 21.3% of holdings of which 4.3% represents net cash and short-term investments, and 17.0% represents industry classification less than 1.6%)

    Credit & Miscellaneous Financial    1.6
    Electronic Instruments              1.6
    Natural Gas & Pipelines             2.2
    Aerospace/Defense                   2.3
    Building Material-Construction      2.3
    Chemicals-Fertilizers               2.3
    Conglomerates                       2.3
    Retail-All Other                    2.4
    Electric Power                      2.5
    Manufacturing Diversified           2.6
    Computers & Business Equipment      3.0
    Drugs & Medicine                    3.1
    Insurance-Life                      3.5
    International Oil                   3.5
    Insurance-Other                     4.3
    Financial Services                  4.5
    Paper                               5.1
    Banks-Money Center                  5.2
    Electrical Equipment                5.2
    Grocery Products                    5.9
    Banks-Regional                      6.6
    Telephones                          6.7

COMMON STOCKS--95.7%

                                                    VALUE
  SHARES                                            (000S)
-----------------------------------------------------------
AEROSPACE/DEFENSE--2.3%
     29,800   Northrop Grumman Corp..............  $  1,635
      6,200   Raytheon Co. Cl. B.................       181
     36,900   Rockwell International Corp........     1,787
                                                   --------
                                                      3,603
                                                   --------
AIR FREIGHT--0.1%
      4,500   FDX Corp...........................       194
                                                   --------
AIR TRANSPORTATION--0.6%
      3,000   Alaska Air Group Inc.*.............       119
      9,000   AMR Corp.*.........................       571
      1,600   Delta Air Lines Inc................        87
      8,600   Southwest Air Lines Co.............       145
      1,300   US Airways Group Inc.*.............        36
                                                   --------
                                                        958
                                                   --------
APPAREL & TEXTILES--0.7%
     32,000   National Service Industries Inc....     1,032
                                                   --------
AUTOMOBILE EQUIPMENT--1.2%
      3,564   Delphi Automotive Systems Corp. ...        59
      1,500   Navistar International Corp.*......        63
     42,700   TRW Inc. ..........................     1,831
                                                   --------
                                                      1,953
                                                   --------
AUTOMOBILES--0.9%
     15,009   Ford Motor Co. ....................       824
      8,200   General Motors Corp. ..............       576
                                                   --------
                                                      1,400
                                                   --------
BANKS-MONEY CENTER--5.2%
     68,535   BankAmerica Corp. New(1)...........     4,412
     18,743   Chase Manhattan Corp.(1)...........     1,638
      1,000   State Street Corp. ................        76
     43,535   Wells Fargo & Co. New(1)...........     2,084
                                                   --------
                                                      8,210
                                                   --------
BANKS-REGIONAL--6.6%
      1,871   Amsouth Bancorporation.............        48
     60,560   Bank One Corp.(1)..................     2,275
      1,000   Dime Bancorp Inc. .................        18
     43,378   First Union Corp. .................     1,852
     24,400   First Virginia Banks Inc. Rts. ....     1,168
      1,000   Hibernia Corp. CI. A...............        14
     22,738   Huntington Bancshares Inc. ........       673
      5,430   KeyCorp New........................       152
      6,720   National City Corp. ...............       198
     25,806   PNC Bank Corp. ....................     1,538
     58,100   Summit Bancorp.....................     2,012
      2,300   Suntrust Banks Inc. ...............       168
      6,300   US Bancorp.........................       233
        765   Wachovia Corp. ....................        66
                                                   --------
                                                     10,415
                                                   --------

HARBOR VALUE FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED
                                                    VALUE
  SHARES                                            (000S)
-----------------------------------------------------------
BUILDING MATERIAL-CONSTRUCTION--2.3%
     51,500   Vulcan Materials Co. ..............  $  2,128
     65,300   York International Inc. New........     1,539
                                                   --------
                                                      3,667
                                                   --------
CHEMICALS-FERTILIZERS--2.3%
      1,071   Dow Chemical Co. ..................       127
      6,999   E.l. Du Pont De Nemours & Co. .....       451
     47,600   Hercules Inc. .....................     1,145
     39,300   R.P.M. Inc. .......................       469
     35,900   Rohm & Haas Co. ...................     1,373
                                                   --------
                                                      3,565
                                                   --------
COMPUTERS & BUSINESS EQUIPMENT--3.0%
      4,900   3Com Corp. ........................       142
              International Business Machines
     14,000   Corp.(1)...........................     1,377
     22,000   MCI WorldCom Inc.(1)...............     1,888
      1,693   NCR Corp. New*.....................        56
     43,700   Xerox Corp. .......................     1,224
                                                   --------
                                                      4,687
                                                   --------
COMPUTER SERVICES--0.8%
              Electronic Data Systems Corp.
      3,100   New................................       181
      1,500   Level 3 Communications Inc.*.......       103
     21,700   NSTAR..............................       826
              Qwest Communications International
      4,800   Inc. ..............................       173
                                                   --------
                                                      1,283
                                                   --------
CONGLOMERATES--2.3%
      2,700   Allied Signal Inc. ................       154
      3,800   First Data Corp. ..................       174
     55,369   Fortune Brands Inc. ...............     1,962
      7,600   Loews Corp. .......................       539
              Minnesota Mining & Manufacturing
      8,093   Co. ...............................       769
                                                   --------
                                                      3,598
                                                   --------
CREDIT & MISCELLANEOUS FINANCIAL--1.6%
        800   American Express Co. ..............       123
      2,710   Associates First Capital Corp. ....        99
              Countrywide Credit Industries
        700   Inc. ..............................        24
              Federal National Mortgage
     21,300   Association(1).....................     1,507
              Morgan, Stanley, Dean Witter & Co.
      7,200   Inc. New...........................       794
                                                   --------
                                                      2,547
                                                   --------
CRUDE PRODUCERS--0.7%
              Mitchell Energy & Dev. Corp. Cl.
     39,600   A..................................       945
              Mitchell Energy & Dev. Corp. Cl.
      7,700   B..................................       183
                                                   --------
                                                      1,128
                                                   --------
DOMESTIC OIL--0.6%
     18,600   Kerr McGee Corp. ..................     1,000
                                                   --------
DRUGS & MEDICINE--3.1%
     20,600   American Home Products Corp. ......     1,076
     35,341   Baxter International Inc. .........     2,293
     28,751   Pharmacia & Upjohn Inc. ...........     1,551
                                                   --------
                                                      4,920
                                                   --------

                                                    VALUE
  SHARES                                            (000S)
-----------------------------------------------------------
ELECTRIC POWER--2.5%
      1,500   American Electric Power Inc. ......  $     52
     52,700   Cinergy Corp. .....................     1,489
        830   Consolidated Edison Inc. ..........        32
      2,948   Duke Energy Co. ...................       167
      1,760   Edison International...............        52
      3,800   Entergy Corp. .....................       114
      1,600   Firstenergy Corp. .................        42
        765   FPL Group Inc. ....................        38
     18,600   Niagara Mohawk Holdings Corp.*.....       295
     22,000   Northeast Utilities*...............       458
     33,597   OGE Energy Corp. ..................       762
      4,300   PG & E Corp. ......................        99
        700   PP & L Resources Inc. .............        19
      4,459   Pacificorp.........................        92
      1,700   Peco Energy Co. ...................        65
        100   Pinnacle West Capital Corp. .......         4
        612   Public Service Enterprise Group....        24
      3,290   Southern Co. ......................        87
      1,301   Texas Utilities Co. ...............        50
        300   Unisource Energy Corp.*............         3
                                                   --------
                                                      3,944
                                                   --------
ELECTRICAL EQUIPMENT--5.2%
     37,841   Emerson Electric Co. ..............     2,273
     53,300   Grainger (W.W.) Inc. ..............     2,259
     64,300   Hubbell Inc., Cl. B................     1,780
     41,434   Thomas & Betts Corp. ..............     1,859
                                                   --------
                                                      8,171
                                                   --------
ELECTRONIC INSTRUMENTS--1.6%
     31,000   Harris Corp. ......................       696
      2,400   Hewlett Packard Co. ...............       178
     16,500   Micron Technology Inc.*............     1,177
     11,200   Teradyne Inc. .....................       431
                                                   --------
                                                      2,482
                                                   --------
FINANCIAL SERVICES--4.5%
     44,799   Chubb Corp. .......................     2,458
     64,834   Citigroup Inc.(1)..................     3,509
      5,301   Fleet Boston Corp. ................       231
      3,900   Goldman Sachs Group Inc. ..........       277
      6,300   Lehman Brothers Holdings Inc. .....       464
        984   Merrill Lynch & Company Inc. ......        77
      1,200   Paine Webber Group Inc. ...........        49
                                                   --------
                                                      7,065
                                                   --------
FOREST PRODUCTS--0.0%
        500   Champion International Corp. ......        29
                                                   --------
GROCERY PRODUCTS--5.9%
              American Material Can Group
     35,500   Inc. ..............................       444
     36,299   Bestfoods..........................     2,133
     42,600   Dean Foods Co. ....................     1,970
     65,800   Flowers Industries Inc. ...........     1,110
     43,660   H.J. Heinz Co. ....................     2,085
    119,200   Nabisco Group Holding Corp. .......     1,527
                                                   --------
                                                      9,269
                                                   --------

HARBOR VALUE FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED
                                                    VALUE
  SHARES                                            (000S)
-----------------------------------------------------------
HEALTH CARE-HOSPITAL MANAGEMENT--0.2%
      9,500   Columbia/HCA Healthcare Corp. .....  $    229
      1,900   United Healthcare Corp. ...........        98
                                                   --------
                                                        327
                                                   --------
INSURANCE-LIFE--3.5%
      2,700   Conseco Inc. ......................        66
     14,300   Jefferson--Pilot Corp. ............     1,073
     51,800   Reliastar Financial Corp. .........     2,224
     69,800   Torchmark Inc. ....................     2,177
                                                   --------
                                                      5,540
                                                   --------
INSURANCE-OTHER--4.3%
      3,100   Aetna Inc. ........................       156
     76,836   Allstate Corp. ....................     2,209
              American International Group
     17,290   Inc.(1)............................     1,780
      6,800   CNA Financial Group Inc.*..........       253
      1,600   Cigna Corp. .......................       120
     71,032   St. Paul Companies Inc. ...........     2,273
                                                   --------
                                                      6,791
                                                   --------
INTERNATIONAL OIL--3.5%
      6,454   Chevron Corp. .....................       589
     20,036   Exxon Corp. .......................     1,484
     35,760   Mobil Corp.(1).....................     3,450
                                                   --------
                                                      5,523
                                                   --------
MACHINE TOOLS--0.5%
     47,200   Timken Co. ........................       847
                                                   --------
MACHINERY--1.3%
      1,836   Caterpillar Inc. ..................       101
     41,300   Cooper Industries Inc. ............     1,778
      1,454   Deere & Co. .......................        53
      1,500   Ingersoll Rand Co. ................        78
                                                   --------
                                                      2,010
                                                   --------
MANUFACTURING DIVERSIFIED--2.6%
     58,600   ITT Industries Inc. ...............     2,003
     43,700   Parker Hannifin Corp. .............     2,002
                                                   --------
                                                      4,005
                                                   --------
MEDIA--1.4%
      3,400   CBS Corp.*.........................       166
      8,400   MediaOne Group Inc.*...............       597
     32,200   Viacom Inc. Cl. B*(1)..............     1,441
                                                   --------
                                                      2,204
                                                   --------
MISCELLANEOUS INDUSTRIALS--0.4%
     11,200   XL Capital Ltd. Cl. A..............       601
                                                   --------
NATURAL GAS & PIPELINES--2.2%
     22,700   Columbia Energy Group..............     1,476
     12,900   National Fuel Gas Co. .............       630
     15,608   Nicor Inc. ........................       605
     21,500   Peoples Energy Corp. ..............       817
                                                   --------
                                                      3,528
                                                   --------
PAPER--5.1%
     51,200   Boise Cascade Corp. ...............     1,824
     24,400   Bowater Inc. ......................     1,281

                                                    VALUE
  SHARES                                            (000S)
-----------------------------------------------------------
      9,400   International Paper................  $    495
     34,625   Kimberly Clark Corp. ..............     2,186
     19,100   Rayonier Inc. .....................       783
     25,800   Temple Inland Inc. ................     1,500
                                                   --------
                                                      8,069
                                                   --------
PHOTOGRAPHIC--OPTICAL--1.2%
     26,826   Eastman Kodak Co. .................     1,850
                                                   --------
PUBLISHING--0.2%
      3,600   Gannett Inc. ......................       278
                                                   --------
RAILROADS--1.3%
     64,000   Burlington Northern Santa Fe.......     2,040
        842   Norfolk Southern Corp. ............        21
                                                   --------
                                                      2,061
                                                   --------
RESTAURANTS--0.2%
      8,100   McDonalds Corp. ...................       334
                                                   --------
RETAIL-ALL OTHER--2.4%
      3,100   Best Buy Co. Inc.*.................       172
        600   Dayton Hudson Corp. ...............        39
              Federated Department Stores
      3,200   Inc.*..............................       137
     67,220   J.C. Penney Inc. ..................     1,706
     13,749   Kmart Corp.*.......................       138
     41,596   May Department Stores Co. .........     1,443
      2,771   Sears, Roebuck & Co. ..............        78
                                                   --------
                                                      3,713
                                                   --------
RETAIL-DRUG STORES--1.2%
     67,000   Longs Drug Stores Corp. ...........     1,826
                                                   --------
RETAIL-FOOD STORES--1.0%
     72,200   Supervalu Inc. ....................     1,516
                                                   --------
SEMICONDUCTORS--0.3%
      4,700   Motorola Inc. .....................       458
                                                   --------
SERVICES--0.6%
     22,700   H & R Block Inc. ..................       966
                                                   --------
STEEL--0.7%
     60,000   AK Steel Holding Corp. ............     1,039
     11,700   Bethlehem Steel Corp.*(1)..........        81
                                                   --------
                                                      1,120
                                                   --------
TELECOMMUNICATIONS--0.2%
      5,700   Comcast Corp. .....................       240
                                                   --------
TELEPHONES--6.7%
     54,784   AT&T Corp.(1)......................     2,561
     12,156   Bell Atlantic Corp.................       789
     27,696   Bellsouth Corp.(1).................     1,246
     15,427   GTE Corp. .........................     1,157
     61,013   SBC Communications Inc.(1).........     3,108
     23,000   Sprint Corp.(1)....................     1,709
                                                   --------
                                                     10,570
                                                   --------
TIRES & RUBBER--0.6%
     59,000   Cooper Tire & Rubber Co. ..........       992
                                                   --------

HARBOR VALUE FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED

                                                    VALUE
  SHARES                                            (000S)
-----------------------------------------------------------
TOYS--0.1%
      3,300   Toys "R" Us Inc.*..................  $     47
                                                   --------
TOTAL COMMON STOCKS
  (Cost $147,162)................................   150,536
                                                   --------

SHORT-TERM INVESTMENTS--3.0%
 PRINCIPAL
  AMOUNT
  (000S)
-----------------------------------------------------------
REPURCHASE AGREEMENT
              Repurchase Agreement with State
                Street Bank & Trust dated October
                29, 1999 due November 1, 1999 at
                3.75% collateralized by a U.S.
                Treasury Bill 11.75% February 15,
                2001, par value of $3,570
                (repurchase proceeds of $3,835
                when closed on November 1,
     $3,834     1999)............................     3,834

 PRINCIPAL
  AMOUNT                                            VALUE
  (000S)                                            (000s)
-----------------------------------------------------------
U.S. TREASURY BILLS
       $150   4.606%--11/12/1999(1)..............  $    150
        100   4.700%--11/12/1999(1)..............       100
         25   4.740%--11/12/1999(1)..............        25
        200   4.760%--11/12/1999(1)..............       200
        100   4.770%--11/12/1999(1)..............        99
        250   4.650%--02/17/2000(1)..............       246
        100   4.670%--02/17/2000(1)..............        99
                                                   --------
                                                        919
                                                   --------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $4,753)..................................     4,753
                                                   --------
TOTAL INVESTMENTS--98.7%
  (Cost $151,915)................................   155,289
CASH AND OTHER ASSETS, LESS LIABILITIES--1.3%....     2,093
                                                   --------
TOTAL NET ASSETS--100.0%.........................  $157,382
                                                   ========

          ------------------------------------------------------------

FUTURES CONTRACTS WHICH WERE OPEN AT OCTOBER 31, 1999 ARE AS FOLLOWS:

                                                                                AGGREGATE                             UNREALIZED
                                                              NUMBER OF         FACE VALUE                           APPRECIATION
                      DESCRIPTION                             CONTRACTS           (000S)        EXPIRATION DATE         (000S)
                      -----------                             ---------         ----------      ---------------      ------------
S & P 500 Index Futures.................................         45                $11           December 1999           $222

HARBOR VALUE FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

STATEMENT OF INVESTMENTS SOLD SHORT AT OCTOBER 31, 1999 IS AS FOLLOWS:

                                              VALUE
SHARES                 SECURITY              (000S)
------                 --------              ------
4,400       Abbott Laboratories............  $   178
5,400       Alcan Aluminum Ltd.............      178
3,100       Alltel Corp....................      258
2,200       Anheuser-Busch.................      158
13,100      Avon Products Inc..............      422
9,600       Baker Hughes Inc...............      268
3,000       Boeing Co......................      138
5,700       Bristol Myers Squibb Co........      438
4,800       Burlington Res., Inc...........      167
9,200       Campbell Soup Co...............      414
            Canadian Imperial Bank,
1,000       Toronto........................       21
1,600       Cisco Systems Inc..............      118
4,300       Clorox.........................      176
4,800       Coca Cola Co...................      283
9,000       ConAgra Inc....................      235
2,900       Dow Jones & Co. Inc............      175
4,000       Eli Lilly & Co.................      276
4,800       General Electric Co............      651
3,100       General Mills Inc..............      271
8,400       Gillette Co....................      304
2,700       Halliburton Co.................      102
3,400       Hershey Foods Corp.............      172
4,700       Household International Inc....      210
2,500       Intel Corp.....................      194
4,700       International Flavours.........      180
9,300       Kellogg Co.....................      370
6,100       Lockheed Martin Corp...........      122
2,000       Lucent Technologies Inc........      129
3,800       Masco Corp.....................      116
3,900       McGraw Hill Co.................      233
3,300       Mellon Financial Corp..........      122
3,700       Merck & Co. Inc................      294
2,900       Microsoft Corp.................      268
6,300       Newell Rubbermaid Inc..........      218
7,500       Occidental Pete Corp...........      171

                                              VALUE
SHARES                 SECURITY              (000S)
------                 --------              ------
9,300       PepsiCo Inc....................  $   323
4,700       Pfizer Inc.....................      186
3,900       Phillips Petroleum Co..........      181
4,600       Pitney Bowes Inc...............      210
2,400       Potash Corp Sask Inc...........      106
3,700       Procter & Gamble Corp..........      388
3,900       Quaker Oats Co.................      273
8,000       Ralston Purina Co..............      252
            Royal Dutch Petroleum Co.
4,600       ADR(1).........................      276
4,300       SLM Holding Corp...............      210
14,100      Sara Lee Corp..................      382
2,700       Schering Plough Corp...........      134
3,800       Schlumberger Ltd...............      230
9,200       Segrams Ltd....................      454
9,700       Sysco Corp.....................      373
6,400       Telegobe Inc...................      152
1,400       Texaco Inc.....................       86
3,400       Textron Inc....................      262
            Times Mirror Co. Series A
2,300       New............................      166
13,100      Transcanada Pipelines Ltd......      158
6,300       Trizec Hahn Corp...............      117
6,000       Tupperware Corp................      119
4,200       UST Inc........................      116
1,900       Unilever NV New................      127
3,400       Union Pac Corp.................      190
2,300       Unocal Corp....................       79
3,300       Wal Mart Stores Inc............      187
4,200       Warner Lambert.................      335
2,200       Weyerhaeuser Co................      131
6,100       Winn Dixie Stores Inc..........      165
2,900       Wrigley Wm Jr. Co..............      232
                                             -------
TOTAL INVESTMENTS SOLD SHORT
  (proceeds $14,264).......................  $14,630
                                             =======

------------
*  Non-income producing security.
1 At October 31, 1999, securities held by the Fund were pledged to cover margin requirements for open future contracts and investments sold short. (See Note 2 to the Financial Statements.) The securities pledged had an aggregate market value of $22,508.

    The accompanying notes are an integral part of the financial statements.

HARBOR BOND FUND
PORTFOLIO OF INVESTMENTS--OCTOBER 31, 1999
TOTAL INVESTMENTS (% OF NET ASSETS)

(Excludes excess of liabilities over other assets and short-term investments of -26.3%)

    Foreign Government Obligations      3.6
    U.S. Government Obligations         4.1
    Asset-Backed Securities             4.1
    Corporate Bonds & Notes             50.6
    Mortgage-Backed Securities          63.9

ASSET-BACKED SECURITIES--4.1%
PRINCIPAL
 AMOUNT                                             VALUE
 (000S)                                            (000S)
-----------------------------------------------------------
             Bayview Financial Revolving
               Mortgage Loan
 $10,000     6.710%--08/25/2029(8)..............  $   9,834
             Firstplus Home Loan Owner Trust
               Series 1998-2 Cl. A3
   6,250     6.320%--11/10/2013(10).............      6,236
             SLM Student Loan Trust
               Series 1995-1 Cl. A2
   5,000     5.610%--10/25/2007(8)..............      4,966
             Student Loan Marketing Association
               MTN(1)
   5,000     5.684%--06/30/2000(8,11)...........      4,996
                                                  ---------
TOTAL ASSET-BACKED SECURITIES
  (Cost $26,101)................................     26,032
                                                  ---------

CORPORATE BONDS & NOTES--50.6%
             Associates Corp. North America
   5,000     5.596%--08/27/2001(8,11)...........      4,988
             Banesto Del Inc.
   3,000     8.250%--07/28/2002(11).............      3,077
             Banponce Corp.
   2,000     6.750%--12/15/2005(11).............      1,900
             Beaver Valley II Funding Corp.
   4,000     8.625%--06/01/2007(11).............      4,075
             Beneficial Corp. MTN(1)
  10,000     6.289%--04/01/2002(8,11)...........      9,991
             CMS Energy Corp.
   1,200     8.125%--05/15/2002.................      1,204
             CSC Holdings Inc.
   1,200     9.875%--04/01/2023.................      1,245
             Calpine Corp.
   1,200     7.875%--04/01/2008(11).............      1,143
   3,000     8.750%--07/15/2007(11).............      2,940
                                                  ---------
                                                      4,083
                                                  ---------

PRINCIPAL
  AMOUNT                                            VALUE
  (000S)                                           (000s)
-----------------------------------------------------------
             Cemex SA MTN(1)
 $ 1,000     8.500%--08/31/2000.................  $   1,009
             Central Maine Power MTN(1)
  10,000     6.380%--02/24/2000(11).............      9,982
             Century Communications Corp.
   1,200     0.000%--03/15/2003(12).............        864
             Chrysler Financial Corp. MTN(1)
  10,000     5.448%--07/05/2000(8,11)...........      9,996
             Cincinnati Financial Corp.
   5,000     6.900%--05/15/2028(11).............      4,481
             Citicorp
  10,625     7.125%--03/15/2004(11).............     10,697
             Cleveland Electric Illuminating Co.
               Series B
   2,000     9.500%--05/15/2005(11).............      2,095
             Credit Suisse First Boston
  10,000     6.500%--05/01/2008(2,11)...........      9,397
             DDTE Capital Corp.
  10,000     7.110%--11/15/2003(2,11)...........      9,753
             Dean Witter Discover & Co.
   9,000     6.505%--10/05/2002(8)..............      9,012
             Echostar Communications Corp.
   1,200     9.250%--02/01/2006.................      1,194
             First Chicago Corp. MTN(1)
  10,000     5.590%--03/11/2002(8,11)...........     10,000
  10,000     5.616%--06/26/2002(8,11)...........      9,966
                                                  ---------
                                                     19,966
                                                  ---------
             Florida Gas Transmission Co.
   2,000     8.140%--11/01/1999(2,11)...........      2,000
             GMACCM Mortgage Trust I
  14,989     6.193%--09/20/2004(2,11)...........     14,989
             General Motors Acceptance Corp.
  10,000     6.336%--04/29/2002(8,11)...........      9,961
   5,000     6.336%--11/10/2003(11).............      4,810
                                                  ---------
                                                     14,771
                                                  ---------
             General Motors Acceptance Corp.
               MTN(1)
   8,000     5.895%--12/17/2001(8,11)...........      8,004
   3,000     5.550%--09/15/2003(11).............      2,869
                                                  ---------
                                                     10,873
                                                  ---------
             Goldman Sachs Group LP MTN(1)
  10,000     6.356%--01/09/2001(2,8,11).........      9,982
  10,000     5.710%--02/20/2001(2,8,11).........      9,980
                                                  ---------
                                                     19,962
                                                  ---------
             Gulf STS Utilities Co.
     400     8.210%--01/01/2002.................        407
             HMH Properties Inc.
   3,000     7.875%--08/01/2005.................      2,745
             Hydro Quebec Yankee Bonds Debenture
     775     9.500%--11/15/2030(11).............        944

HARBOR BOND FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

CORPORATE BONDS & NOTES--CONTINUED
PRINCIPAL
 AMOUNT                                             VALUE
 (000S)                                            (000S)
-----------------------------------------------------------
             International American Development
               Bank
 NZ$3,500    5.750%--04/15/2004.................  $   1,656
             International Game Technology
 $ 6,500     7.875%--05/15/2004(11).............      6,256
             KPNQwest
   5,000     8.125%--06/01/2009(2)..............      4,775
             Korea Development Bank
 E10,000     2.850%--05/14/2001(8)..............      5,107
             Lehman Brothers Holdings Inc.
               MTN(1)
 $ 6,200     6.979%--04/01/2002(8,11)...........      6,215
             Merrill Lynch & Company Inc. MTN(1)
  10,000     5.558%--09/30/2000.................      9,984
             Mexico Credit Link
   5,000     10.557%--02/22/2002(8).............      5,266
             Meyer, Fred Inc. New
   5,000     7.150%--03/01/2003(11).............      5,000
             MFN Financial Corp.
   1,000     10.000%--03/23/2001................        945
             Nabors Industries Inc.
  10,000     6.800%--04/15/2004(11).............      9,766
             Occidental Petroleum Corp.
   5,000     6.400%--04/01/2003(7)..............      4,855
             Orion Network Sys. Inc.
   2,500     0.000%--01/15/2007(9)..............      1,113
             Prudential Funding Corp. MTN(1)
   5,000     5.620%--08/01/2000(8,11)...........      4,993
             Saferco Products Inc. MTN(1)
     500     9.630%--05/31/2000(14).............        509
             Salomon Brothers Mortgage Services
               VII Inc.
  10,000     1.000%--11/10/2029.................     10,000
             Salomon Inc. CPI Bond(4)
   5,264     3.650%--02/14/2002.................      5,059
             Sasco Floating Rate Mortgage
   9,500     6.010%--10/21/2013(2)..............      9,500
             TCI Communications Inc. MTN(1)
   5,000     6.085%--09/11/2000(8,11)...........      4,987
             TRW Inc.
   3,500     6.625%--06/01/2004(2)..............      3,399
             Tenet Healthcare Corp.
   4,443     8.625%--12/01/2003.................      4,368
             Time Warner Inc.
     450     7.975%--08/15/2004(11).............        466
             Westdeutsche Landesbank Giroz
  15,000     6.050%--01/15/2009(11).............     13,739
             Worldcom Inc.
  13,250     8.875%--01/15/2006.................     14,002
                                                  ---------
TOTAL CORPORATE BONDS & NOTES
  (Cost $324,910)...............................    317,660
                                                  ---------
FOREIGN GOVERNMENT OBLIGATIONS--3.6%
PRINCIPAL
 AMOUNT                                            VALUE
 (000S)                                           (000s)
-----------------------------------------------------------
             Government of New Zealand(13)
 NZ$2,300    10.000%--03/15/2002................  $   1,259
   2,300     5.500%--04/15/2003.................      1,125
                                                  ---------
                                                      2,384
                                                  ---------
             Republic of Argentina
 $ 6,800     11.786%--04/10/2005(8,11)..........      6,137
             Republic of Korea Loan Earls
   2,743     8.281%--04/08/2000(7)..............      2,753
             Republic of Korea Loan Earls II
   1,443     8.281%--04/08/2000(7)..............      1,448
             Republic of Philippines
   5,000     9.500%--10/21/2024.................      4,984
             United Mexican States
   3,000     6.768%--06/27/2002(8)..............      2,955
   1,748     6.500%--03/25/2005.................      1,643
                                                  ---------
                                                      4,598
                                                  ---------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
  (Cost $22,825)................................     22,304
                                                  ---------

MORTGAGE-BACKED SECURITIES--63.9%
COLLATERALIZED MORTGAGE OBLIGATIONS
             Chase Mortgage Financial Corp.
               REMIC(3)
               Series 1993-N Cl. A9
   3,000     6.750%--11/25/2024.................      2,717
             Collateralized Mortgage Securities
               Corp
               Series F Cl. 4
     133     11.450%--11/01/2015................        134
             Collateralized Mortgage Securities
               Corp REMIC(3)
               Series 1988-4 Cl. B
     172     8.750%--04/20/2019(11).............        177
             Commercial Mortgage Asset Trust
               Pass Thru Certificate Series
               1999-C1 Cl. A1
   4,850     6.250%--12/17/2007(7)..............      4,713
             Countrywide Home Loans REMIC(3)
               Series 1997-6 Cl. A10
  10,000     7.250%--11/25/2027(11).............      9,652
             Drexel Burnham Lambert REMIC(3)
               Series H Cl. 4
   6,729     8.500%--04/01/2017(11).............      6,839
             Federal Home Loan Mortgage Corp.
               Pass Thru Certificates
  13,589     5.911%--08/15/2032(7,11)...........     13,410
             Federal Home Loan Mortgage Corp.
               REMIC(3)
   1,292     9.000%--12/15/2020(11).............      1,337
   2,639     8.000%--08/15/2022.................      2,702
   7,820     6.500%--02/15/2023(5)..............      1,108
  10,000     6.000%--08/15/2026(11).............      9,025
                                                  ---------
                                                     14,172
                                                  ---------

HARBOR BOND FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

MORTGAGE-BACKED SECURITIES--CONTINUED
PRINCIPAL
 AMOUNT                                             VALUE
 (000S)                                            (000S)
-----------------------------------------------------------
             Federal National Mortgage
               Association REMIC(3)
 $ 1,037     6.500%--02/25/2007(5,11)...........  $      69
   1,740     6.000%--07/25/2017(5)..............         66
     693     6.000%--04/25/2019(11).............        691
   2,000     6.500%--12/25/2020(11).............      1,953
   7,101     7.000%--04/18/2027(11).............      6,348
                                                  ---------
                                                      9,127
                                                  ---------
             GE Capital Mortgage Services Inc.
               REMIC(3)
               Series 1994-6 Cl. A3
   3,620     6.500%--12/25/2022.................      3,267
             Series 1998-17 Cl. A3
   9,901     6.750%--10/25/2028(11).............      9,303
                                                  ---------
                                                     12,570
                                                  ---------
             Kidder Peabody Acceptance Corp. I
               REMIC(3)
               Series 1994-2 Cl. 1A2
   1,874     7.620%--09/25/2024(7,11)...........      1,871

             Norwest Asset Securities Corp.
               REMIC(3)
               Series 1997-19 Cl. A8
   6,200     7.250%--12/25/2027(11).............      6,054
             Series 1998-12 Cl. A9
   5,000     6.750%--06/25/2028(11).............      4,607
                                                  ---------
                                                     10,661
                                                  ---------
             PNC Mortgage Securities Corp.
               REMIC(3)
               Series 1998-14 Cl. 3A3
  17,726     6.500%--02/25/2029.................     16,291
             Series 1999-4 Cl. 1A8
   9,800     6.290%--06/25/2029.................      9,443
                                                  ---------
                                                     25,734
                                                  ---------
             PP & L Transition
             Series 1999 Cl. A4
  10,000     6.720%--12/26/2005.................      9,971

             Prudential Home Mortgage Securities
               Co. REMIC(3)
             Series 1993 Cl. A-8
   5,743     6.750%--08/25/2008(11).............      5,584
             Series 1993-55 Cl. A1
     864     7.730%--12/26/2023(8,11)...........        861
                                                  ---------
                                                      6,445
                                                  ---------
             Residential Asset Securitization
               Trust REMIC(3)
             Series 1998-A13 Cl. 1A3
   6,931     6.500%--12/25/2028(11).............      6,289

             Residential Funding Mortgage
               Securities I Inc.
               Series 1997-S8 Cl. A9
   9,500     7.500%--06/25/2027(11).............      9,427
             Resolution Trust Corporation
               Mortgage
               Pass Thru Certificate REMIC(3)
               Series 1991-3 Cl. 1L
   2,970     8.690%--08/25/2021(8,11)...........      2,960

PRINCIPAL
  AMOUNT                                            VALUE
  (000S)                                           (000s)
-----------------------------------------------------------
             SLM Student Loan Trust
               Series 1997-2 Cl. A1
 $ 2,530     5.400%--10/25/2005(8,11)...........  $   2,515
             Series 1997-3 Cl. A1
   6,168     5.460%--04/25/2006(8,11)...........      6,125
                                                  ---------
                                                      8,640
                                                  ---------
             Sears Mortgage Securities Corp.
               Series 92 Cl. A
     513     6.922%--10/25/2022(2,8)............        519
             Structured Asset Mortgage
               Investments Inc. REMIC(3)
               Series 1998-9 Cl. 1A3
   5,000     6.250%--11/25/2028.................      4,494
                                                  ---------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS.......    160,522
                                                  ---------
OTHER MORTGAGE-BACKED SECURITIES
             Asset Backed Securities Corp.
   9,191     5.685%--03/18/2029(11).............      9,226
             EQCC Home Equity Loan Trust
   4,439     6.050%--01/25/2001(11).............      4,414
             Federal Home Loan Mortgage Corp.
               Pass Thru Certificates
       7     10.500%--09/01/2000................          7
      49     8.000%--06/01/2011.................         50
      50     8.500%--02/01/2017(11).............         52
     786     7.084%--08/01/2024(7,11)...........        808
                                                  ---------
                                                        917
                                                  ---------
             Federal Home Loan Mortgage Corp.
               Forward Gold 30 Year TBA(6)
               November Delivery
  22,900     6.000%--12/01/1999.................     21,366
   2,400     7.500%--12/01/1999.................      2,409
             January Delivery
  22,900     6.000%--12/01/1999.................     21,347
                                                  ---------
                                                     45,122
                                                  ---------
             Federal Housing Authority Project
             223C Reilly-52
     295     5.150%--06/01/2018.................        265
             221 Grey 98-4
   7,862     7.430%--10/01/2020(11).............      7,966
             221D4 Banco-5
     755     7.400%--02/01/2021.................        765
             221D4 Banco-15
     250     7.450%--05/01/2021.................        253
                                                  ---------
                                                      9,249
                                                  ---------

HARBOR BOND FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

MORTGAGE-BACKED SECURITIES--CONTINUED
PRINCIPAL
 AMOUNT                                             VALUE
 (000S)                                            (000S)
-----------------------------------------------------------
             Federal National Mortgage
               Association
               Pass Thru Certificates
 $   103     9.000%--03/01/2005(11).............  $     107
   1,044     9.000%--11/01/2009(11).............      1,094
      15     8.500%--12/01/2009.................         15
      56     9.500%--04/01/2011.................         60
   1,368     6.744%--10/01/2032(7)..............      1,344
                                                  ---------
                                                      2,620
                                                  ---------
             Federal National Mortgage
               Association TBA(6)
               November Delivery
  12,800     6.500%--12/01/1999.................     12,280
             Government National Mortgage
               Association TBA(6)
               November Delivery
  30,000     6.000%--12/15/1999.................     27,872
  41,000     6.500%--12/15/1999.................     39,181
  12,200     7.000%--12/15/1999.................     11,967
             January Delivery
  41,000     6.500%--12/15/1999.................     39,129
  12,200     7.000%--12/15/1999.................     11,941
                                                  ---------
                                                    130,090
                                                  ---------
             Government National Mortgage
               Association II(7)
   1,059     6.904%--03/20/2017(11).............      1,076
   2,580     6.750%--08/20/2022(11).............      2,613
   1,659     6.750%--09/20/2023(11).............      1,679
     436     7.223%--05/20/2024(11).............        441
      52     6.750%--07/20/2024.................         53
     369     7.452%--12/20/2024(11).............        373
   1,336     7.227%--01/20/2025(11).............      1,350
     668     6.921%--02/20/2025(11).............        675
     340     7.502%--02/20/2025(11).............        343
     647     7.320%--10/20/2025(11).............        653
     294     7.388%--10/20/2025.................        297
   2,537     8.142%--11/20/2025(11).............      2,560
     763     7.372%--12/20/2026(11).............        766
   6,113     6.750%--07/20/2027.................      6,146
   3,598     6.750%--01/20/2099(11).............      3,641
                                                  ---------
                                                     22,666
                                                  ---------
             Government National Mortgage
               Association II(7)
     397     6.750%--08/15/2017.................        386
             United Airlines Pass Thru
               Certificate
               Series 1993 Cl. C2
   3,000     9.060%--06/17/2015(7,11)...........      3,073
                                                  ---------
TOTAL OTHER MORTGAGE-BACKED SECURITIES..........    240,043
                                                  ---------
TOTAL MORTGAGE-BACKED SECURITIES
  (Cost $405,889)...............................    400,565
                                                  ---------

U.S. GOVERNMENT OBLIGATIONS--4.1%
 AMOUNT                                             VALUE
 (000S)                                            (000S)
-----------------------------------------------------------
             U.S. Treasury Bonds
 $ 2,030     3.875%--04/15/2029.................  $   1,945
             U.S. Treasury Notes
   2,760     5.500%--02/29/2000(11,13)..........      2,763
  20,974     3.625%--07/15/2002(4)..............     20,856
                                                  ---------
                                                     23,619
                                                  ---------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Cost $25,447)................................     25,564
                                                  ---------

SHORT-TERM INVESTMENTS--7.3%
 COMMERCIAL PAPER
             American Express Credit Corp.
   6,900     5.280%--11/02/1999.................      6,899
             Coca Cola Company
   1,000     5.270%--11/04/1999.................        999
             General Electric Capital Corp.
   1,000     5.300%--11/17/1999.................        998
  18,700     5.330%--11/22/1999.................     18,642
                                                  ---------
                                                     19,640
                                                  ---------
             Oesterreichische
   4,600     5.960%--01/27/2000.................      4,534
             Proctor and Gamble Corp.
   6,900     5.280%--11/29/1999.................      6,871
                                                  ---------
TOTAL COMMERCIAL PAPER..........................     38,943
                                                  ---------
REPURCHASE AGREEMENT
             Repurchase Agreement with State
               Street Bank & Trust dated October
               29, 1999 due November 1, 1999 at
               3.75% collateralized by a U.S.
               Treasury Note 6.50% May 31, 2001,
               par value of $6,255 (repurchase
               proceeds of $6,357 when closed on
   6,355       November 1, 1999)................      6,355
                                                  ---------
U.S. TREASURY BILLS
      90     4.910%--02/10/2000(11).............         89
     280     5.020%--02/17/2000(11).............        276
                                                  ---------
                                                        365
                                                  ---------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $45,663)................................     45,663
                                                  ---------
TOTAL INVESTMENTS--133.6%
  (Cost $850,835)...............................    837,788
CASH AND OTHER ASSETS, LESS
LIABILITIES--(33.6)%............................   (210,608)
                                                  ---------
TOTAL NET ASSETS--100.0%........................  $ 627,180
                                                  =========

HARBOR BOND FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

SWAP AGREEMENTS AT OCTOBER 31, 1999 ARE AS FOLLOWS:

                                                                                                  UNREALIZED
  PAR                                                                                           APPRECIATION/
 VALUE                                                                                          (DEPRECIATION)
 (000S)                            DESCRIPTION                               COUNTERPARTY           (000S)
 ------                            -----------                             -----------------    --------------
       Y   To make or receive semi-annual payments through 4/14/2008       Deutsche Bank AG-        $(123)
580,000..  based on the difference between (A) the 10 year fixed           New York Branch
           interest rate of 2.295% over (B) the 10 year floating rate adjusted every six months based upon the JPY-LIBOR-BBA.
377,000..  To make or receive semi-annual payments through 4/15/2008       Deutsche Bank AG-          (83)
           based on the difference between (A) the 10 year fixed           New York Branch
           interest rate of 2.305% over (B) the 10 year floating rate adjusted every six months based upon the JPY-LIBOR-BBA.
$  2,400   To make semi-annual payments through 3/28/2001 of a fixed       Deutsche Bank AG-           36
           interest rate of 5.700%. In the event of default of Republic    London
           of Argentina Floating Rate Notes ("FRAN") and/or
           Spread-Adjusted Notes ("SPAN") the counterparty is obligated to deliver to the Fund the Republic of Argentina FRAN's due
           4/10/2005 or the Republic of Argentina SPAN's due 11/30/2002
           at par.
   1,000   To make semi-annual payments through 3/22/2001 of a fixed       Deutsche Bank AG-          (20)
           interest rate of 6.150%. In the event of default of Republic    London
           of Argentina Floating Rate Notes ("FRAN") and/or
           Spread-Adjusted Notes ("SPAN") the counterparty is obligated to deliver to the Fund the Republic of Argentina FRAN's due
           4/10/2005 or the Republic of Argentina SPAN's due 11/30/2002
           at par.
                                                                                                    -----
                                                                                                    $(190)
                                                                                                    =====

FUTURES CONTRACTS WHICH WERE OPEN AT OCTOBER 31, 1999 ARE AS FOLLOWS:

                                                                                                                     UNREALIZED
                                                                              AGGREGATE                            APPRECIATION/
                                                            NUMBER OF         FACE VALUE                           (DEPRECIATION)
                     DESCRIPTION                            CONTRACTS           (000S)        EXPIRATION DATE          (000S)
                     -----------                            ---------         ----------      ---------------      --------------
U.S. Treasury Note--5 Yr. (Buy).......................         262            $  26,200       December 1999            $(167)
U.S. Treasury Note--10 Yr. (Buy)......................         205               20,500       December 1999              (51)
U.S. Treasury Bond--20 Yr. (Buy)......................         198               19,800       December 1999              223
U.S. Treasury Note--5 Yr. (Buy).......................          50                5,000       March    2000               47
U.S. Treasury Note--10 Yr. (Buy)......................         242               24,200       March    2000              296
U.S. Treasury Bond--20 Yr. (Buy)......................          48                4,800       March    2000             (144)
Eurodollar (Buy)......................................         194            E$ 48,500       September 2000            (102)
Eurodollar (Buy)......................................         485              121,250       December 2000               (5)
                                                                                                                       -----
                                                                                                                       $  97
                                                                                                                       =====

WRITTEN OPTIONS WHICH WERE OPEN AT OCTOBER 31, 1999 ARE AS FOLLOWS:

                                                            NUMBER OF
                                                             SHARES/                                                    VALUE
                     DESCRIPTION                            CONTRACTS      STRIKE PRICE         EXPIRATION DATE         (000S)
                     -----------                            ---------      ------------         ---------------         ------
Federal Home Loan Mortgage Corp (Put).................          50           $ 99.62             November 1999          $ (17)
Federal Home Loan Mortgage Corp (Put).................          40             99.44            November 1999              (3)
Federal Home Loan Mortgage Corp (Call)................          90            100.42            November 1999             (57)
U.S. Treasury Bond (Put)..............................         349            110.00            November 1999             (22)
U.S. Treasury Bond (Call).............................         424            120.00            November 1999              (7)
Eurodollar Futures (Put)..............................          98             94.00            December 1999             (26)
Eurodollar Futures (Put)..............................          12             94.25            December 1999              (9)
Eurodollar Futures (Put)..............................         183             93.50            December 2000            (174)
                                                                                                                        -----
Written options outstanding, at value (premiums
  received of $631)...................................                                                                  $(315)
                                                                                                                        =====

HARBOR BOND FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

FORWARD CURRENCY CONTRACTS WHICH WERE OPEN AT OCTOBER 31, 1999 ARE AS FOLLOWS:

                                                                                                                     UNREALIZED
                                                                           AGGREGATE                               APPRECIATION/
                                                      MARKET VALUE         FACE VALUE                              (DEPRECIATION)
CURRENCY                                                 (000S)              (000S)           DELIVERY DATE            (000S)
--------                                              ------------         ----------         -------------        --------------
New Zealand Dollar (Sell).........................       $2,851              $2,965          November 5, 1999           $114
New Zealand Dollar (Sell).........................        1,761               1,817          January 21, 2000             56
Eurodollar (Sell).................................        5,264               5,302          January 24, 2000             38
New Zealand Dollar (Buy)..........................        2,666               2,667          February 11,2000             (1)
                                                                                                                        ----
                                                                                                                        $207
                                                                                                                        ====

TBA SALE COMMITMENTS WHICH WERE OPEN AT OCTOBER 31, 1999 ARE AS FOLLOWS:

                                                          PRINCIPAL
                                                           AMOUNT                                            MARKET VALUE
DESCRIPTION                                                (000S)        COUPON RATE      DELIVERY DATE         (000S)
-----------                                               ---------      -----------      -------------      ------------
Federal Home Loan Mortgage Corp Gold..................     $ 1,000         6.00%          November 1999        $   933
Federal Home Loan Mortgage Corp Gold..................       1,500       6.00%            November 1999          1,400
Federal Home Loan Mortgage Corp Gold..................      20,400       6.00%            November 1999         19,033
Federal Home Loan Mortgage Corp Gold..................       2,400       7.50%            November 1999          2,409
Government National Mortgage Assoc. I.................      15,000       6.50%            November 1999         14,334
Government National Mortgage Assoc. I.................      26,000       6.50%            November 1999         24,846
Government National Mortgage Assoc. I.................      12,200       7.00%            November 1999         11,967
                                                                                                               -------
TBA Sale Commitments at Value (proceeds receivable
  $74,043)                                                                                                     $74,922
                                                                                                               =======

------------
 1  MTN after the name of a security stands for Medium Term Note.
 2 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1999, these securities were valued at $74,294 or 11.8% of net assets.
 3 REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.
 4 Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.
 5 Interest only (IO) securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These are subject to the risk of accelerated principal paydowns. The amount represents the notional amount on which current interest is calculated.
 6 TBA's are mortgage-backed securities traded under delayed delivery commitments, settling after October 31, 1999. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBA's is not earned until settlement date. (See Note 2 to the Financial Statements).
 7 Variable rate security. The stated rate represents the rate in effect at October 31, 1999.
 8 Floating rate security. The stated rate represents the rate in effect at October 31, 1999.
 9 Step Coupon security. The rate will be 0.0% until January 1, 2002. The rate becomes 12.5% after the stated date.
10 Step Coupon security. The rate will step 1.07% per month until the coupon reaches 15%.
11 At October 31, 1999, securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and TBAs. (See Note 2 to the Financial Statements.) The securities pledged had an aggregate market value of $368,418.
12  Zero coupon bond.
13 Security purchased on a delayed delivery or when-issued basis. (See Note 2 to the Financial Statements).
14 Private placement security whose initial acquisition cost was $500 on July 12, 1990. At October 31, 1999, this security was valued at $509 and represented 0.0% of net assets. Saferco Products, Inc. has no outstanding publicly offered securities of the same class as the private placement security held by the Fund. The Fund will bear the costs, if any, relating to the disposition of the private placement security, including costs associated with registering the security under the Securities Act of 1933, if necessary.
E   Euro.
E$  Eurodollar.
Y   Japanese Yen.
NZ$ New Zealand dollar.

    The accompanying notes are an integral part of the financial statements.

HARBOR SHORT DURATION FUND
--OCTOBER 31, 1999
TOTAL INVESTMENTS (% OF NET ASSETS)

(Excludes net cash and short-term investments of 13.7%)

    Mortgage-Backed Securities          8.7
    Corporate Bonds & Notes             9.9
    U.S. Government Obligations         21.3
    Asset-Backed Securities             46.4

ASSET-BACKED SECURITIES--46.4%
PRINCIPAL
 AMOUNT                                             VALUE
 (000S)                                             (000S)
-----------------------------------------------------------
            Allied Capital Commercial Mortgage
              Trust
              Series 1998-1 Cl. A
 $ 1,428    6.310%--05/25/2003(1,5)..............  $  1,414
            BMW Vehicle Owner Trust
   5,000    6.160%--12/25/2001(5)................     4,988
            Bank Boston Master LLC
   5,000    5.730%--11/16/2003(1,4)..............     5,031
            Beneficial Home Equity Loan Trust
              Series 1996-1 Cl. A
   1,650    5.590%--04/28/2026(4,5)..............     1,652
            Campobello Master Trust
              Series 1999-1A Cl. B
   3,000    5.956%--12/15/2006(1,4)..............     2,987
            Capital One Master Trust
   8,000    5.506%--02/15/2005(5)................     7,999
            Chase Manhattan Auto Owner Trust
              Series 1996-C Cl.A3
     424    5.950%--11/15/2000(5)................       424
            CIT Marine Trust
              Series 1999-A Cl. A
   2,000    5.800%--04/15/2010...................     1,968
            CIT RV Trust Cl.
              Series 1997-A Cl.A4
   1,495    6.200%--10/15/2006(5)................     1,496
            Discover Card Master Trust
              Series 1994-2 Cl. A
   5,000    5.756%--10/16/2004(4,5)..............     5,024
            Series 1995-2 Cl. A
   5,955    6.550%--02/18/2003...................     5,961
                                                   --------
                                                     10,985
                                                   --------
            Discover Card Trust
   4,000    6.750%--02/16/2002(5)................     3,997

PRINCIPAL
 AMOUNT                                             VALUE
 (000S)                                             (000s)
-----------------------------------------------------------
            First Chicago Master Trust
              Series 1996-R Cl. A
 $ 2,917    5.476%--07/15/2001(4,5)..............  $  2,919
            Ford Credit Auto Owner Trust
              Series 1999-D Cl. A3
  10,000    6.200%--04/15/2002(5)................     9,980
            Green Tree Financial Corp.
              Pass Thru Certificates
              Series 1995-10 Cl. A4
   3,057    6.300%--02/15/2027...................     3,056
            Series 1996 Cl. A4
   3,599    6.420%--11/15/2028...................     3,590
            Series 1998-A Cl. A2
   2,489    6.040%--06/15/2029...................     2,484
                                                   --------
                                                      9,130
                                                   --------
            Honda Auto Lease Trust
   6,000    6.650%--07/15/2005(5)................     6,025
            MBNA Master Credit Card Trust II
              Series 1996-D Cl. B
   4,000    5.696%--09/15/2003(4)................     3,999
            Metris Master Trust
              Series 1998-1A Cl. B
   4,000    5.860%--08/20/2005(1,4,5)............     3,971
            Merrill Lynch Home Equity Loan Trust
              Series 1992 Cl. A
     506    5.838%--07/15/2022(4,5)..............       507
            Newcourt Equipment Trust Securities
              Series 1998-1 Cl.A2
   1,930    5.170%--09/20/2000...................     1,929
            Norwest Automobile Trust
              Series 1996-A Cl. CTFS
   5,000    6.300%--05/15/2003(5)................     4,980
            Premier Auto Trust
            Series 1998-4 Cl. A2
   2,228    5.560%--04/08/2001...................     2,226
            Series 1996-3 Cl. CTFS
   3,000    6.950%--11/06/2001...................     3,010
            Series 1999-3 Cl. A2
   4,000    5.820%--02/08/2002...................     3,986
                                                   --------
                                                      9,222
                                                   --------
            Providian Master Trust
              Series 1999 Cl. A
   7,100    6.600%--04/16/2007...................     7,096
            Rental Car Financial Corp.
   4,500    6.250%--06/25/2003(1)................     4,473

HARBOR SHORT DURATION FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

ASSET-BACKED SECURITIES--CONTINUED
PRINCIPAL
 AMOUNT                                             VALUE
 (000S)                                             (000S)
-----------------------------------------------------------
            Saxon Asset Securities Trust
              Series 1998-2 Cl. AV2
 $ 4,000    6.200%--04/25/2018...................  $  3,970
            Signet Helco Trust
              Series 1995-A Cl. A
   1,538    5.680%--06/20/2004(4,5)..............     1,541
            Toyota Auto Lease Trust
              Series 1998-B Cl. A1
   4,000    5.350%--07/25/2002...................     3,967
                                                   --------
TOTAL ASSET-BACKED SECURITIES
  (Cost $116,914)................................   116,650
                                                   --------

CORPORATE BONDS & NOTES--9.9%
            FCC National Bank Wilmington Delaware
   8,000    5.730%--02/07/2000(5)................     8,000
            Household Finance Corp. MTN(2)
   7,000    6.578%--10/15/2001(4,5)..............     7,018
            Key Bank N A
   5,000    6.454%--10/27/2000(4,5)..............     5,010
            Salomon Inc. (Series D&E)
   5,000    6.810%--02/14/2000(1,4)..............     5,015
                                                   --------
TOTAL CORPORATE BONDS & NOTES
  (Cost $25,033).................................    25,043
                                                   --------

MORTGAGE-BACKED SECURITIES--8.7%
COLLATERALIZED MORTGAGE OBLIGATIONS
            Contimortgage Home Equity Trust
              Pass Thru Certificates
              Series 1998-3 Cl. A10
   4,000    5.840%--05/15/2016...................     3,943
            Federal National Mortgage Association
              Series 1993-163 Cl. BK
     433    6.150%--11/25/2017...................       431
            Series 1993-163 Cl. BK
   2,000    6.250%--07/25/2018...................     1,984
                                                   --------
                                                      2,415
                                                   --------
            Federal Home Loan Mortgage
              Multiclass Mortgage Cl. A REMIC (3)
   8,982    6.900%--04/15/2026...................     8,855
            Green Tree Financial Corp.
              Pass Thru Certificates -- Cl. A-2
   4,000    5.430%--03/01/2020...................     3,980
                                                   --------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS........    19,193
                                                   --------
OTHER MORTGAGE-BACKED SECURITIES
            CRIIMI MAE CMBS Corp.
              Series 1998-1 Cl. A1
   2,852    5.697%--10/20/2001(1)................     2,721
                                                   --------

PRINCIPAL
 AMOUNT                                             VALUE
 (000S)                                             (000s)
-----------------------------------------------------------
TOTAL MORTGAGE-BACKED SECURITIES
  (Cost $22,251).................................  $ 21,914
                                                   --------

U.S. GOVERNMENT OBLIGATIONS--21.3%
            Federal Home Loan Banks
 $10,000    5.525%--08/28/2000...................     9,967
   5,000    5.875%--09/17/2001...................     4,977
                                                   --------
                                                     14,944
                                                   --------
            Federal Home Loan Mortgage Corp.
  10,000    5.750%--06/15/2001...................     9,954
            U.S. Treasury Notes
   4,500    4.500%--01/31/2001...................     4,437
  21,300    5.250%--05/31/2001...................    21,134
   3,000    5.750%--06/30/2001...................     2,998
                                                   --------
                                                     28,569
                                                   --------
TOTAL U. S. GOVERNMENT OBLIGATIONS
  (Cost $53,550).................................    53,467
                                                   --------

SHORT- TERM INVESTMENTS--15.9%
REPURCHASE AGREEMENT
            Repurchase Agreement with State
              Street Bank & Trust dated October
              29, 1999 due November 1, 1999 at
              5.10% collateralized by a U.S.
              Treasury Bill 7.875% February 15,
              2021, par value of $2,465
              (repurchase proceeds of $2,812 when
   2,811      closed on November 1, 1999)........     2,811
                                                   --------
BANK OBLIGATION
            Australia & New Zealand Banking
   5,000    5.280%--11/09/1999...................     5,000
                                                   --------
U.S. TREASURY BILL
   1,000    4.590%--11/26/1999...................       997
                                                   --------
COMMERCIAL PAPER
            ABN Amro North America
   8,000    5.730%--01/26/2000...................     7,890
            Asset Portfolio Funding Yrs. 1+2
   4,000    5.520%--01/25/2000...................     3,948
            Ford Motor Credit Company
   5,000    5.511%--03/13/2000...................     5,000
            J.P. Morgan & Co.
   3,000    5.280%--03/06/2000...................     2,945
            Riverwoods Funding Corp.
   5,000    6.000%--01/11/2000...................     4,941
            Telstra Corp. Ltd.
   6,500    5.350%--12/03/1999...................     6,469
                                                   --------
TOTAL COMMERCIAL PAPER...........................    31,193
                                                   --------

HARBOR SHORT DURATION FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

SHORT-TERM INVESTMENTS--CONTINUED
                                                    VALUE
                                                    (000S)
-----------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $40,001).................................   $40,001
                                                   --------
TOTAL INVESTMENTS--102.2%
  (Cost $257,749)................................   257,075
CASH AND OTHER ASSETS, LESS
  LIABILITIES--(2.2%)............................   (5,633)
                                                   --------
TOTAL NET ASSETS--100.0%.........................  $251,442
                                                   ========

          ------------------------------------------------------------

FUTURES CONTRACTS WHICH WERE OPEN AT OCTOBER 31, 1999 ARE AS FOLLOWS:

                                                                                                                     UNREALIZED
                                                                              AGGREGATE                            APPRECIATION/
                                                            NUMBER OF         FACE VALUE                           (DEPRECIATION)
                     DESCRIPTION                            CONTRACTS           (000S)        EXPIRATION DATE          (000S)
                     -----------                            ---------         ---------       ---------------      --------------
Eurodollar Futures (Buy)..............................          52             E$13,000       December 1999             $(25)
Eurodollar Futures (Sell).............................          20                5,000       March    2000                4
Eurodollar Futures (Sell).............................          20                5,000       September 2000               5
U.S. Treasury Note--2 Yr. (Buy).......................         100             $ 20,000       December 1999              (52)
                                                                                                                        ----
                                                                                                                        $(68)
                                                                                                                        ====

------------

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1999, these securities were valued at $25,612 or 10.2% of net assets.
2  MTN after the name of a security stands for Medium Term Note.
3 REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.
4 Floating rate security. The stated rate represents the rate in effect at October 31, 1999.
5 At October 31, 1999, securities held by the Fund were pledged to cover margin requirements for open future contracts. (See Note 2 to the Financial Statements.) The securities pledged had an aggregate market value of $103,703.
E$ Eurodollar.

    The accompanying notes are an integral part of the financial statements.

HARBOR MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS--OCTOBER 31, 1999
TOTAL INVESTMENTS (% OF NET ASSETS)

(Excludes net cash of 1.3%)

    Repurchase Agreement                1.7
    Asset-Backed Securities             2.5
    Bank Obligations                    45.2
    Commercial Paper                    49.3

ASSET-BACKED SECURITIES--2.5%
(Cost $2,456)
 PRINCIPAL
  AMOUNT                                             VALUE
  (000S)                                            (000S)
-----------------------------------------------------------
              BMW Vehicle Owner Trust
     $2,458   5.640%--08/25/2000..................  $ 2,456
                                                    -------

BANK OBLIGATIONS--45.2%
              Australia & New Zealand Banking
      4,000   5.280%--11/09/1999..................    4,000
              Bank Austria Aktiengesel NY
      4,000   5.195%--02/29/2000..................    3,989
              Bank of Montreal
      4,000   5.219%--11/01/1999..................    4,000
              Bayerische Vereinsbank AG
      4,000   5.015%--02/07/2000..................    3,990
              CBA Del Fin Inc. Yrs. 3+4
      4,000   4.930%--11/24/1999..................    3,987
              CommerzBank New York Branch
      4,000   5.120%--04/25/2000..................    3,989
              Credit Suisse First Boston
      4,000   5.560%--01/18/2000..................    4,000
              Deutsche Bank AG
      4,000   5.880%--01/20/2000..................    3,999
              Dresdner Bank AG
      4,000   5.560%--01/07/2000..................    4,000
              Landesbank Hessen Thuringen
      4,000   5.190%--02/29/2000..................    4,000
              Westdeutsche Landesbank NY
      4,000   5.340%--11/18/1999..................    4,000
                                                    -------
TOTAL BANK OBLIGATIONS
  (Cost $43,954)..................................   43,954
                                                    -------

COMMERCIAL PAPER--49.3%
 PRINCIPAL
  AMOUNT                                             VALUE
  (000S)                                            (000S)
-----------------------------------------------------------
              Abbey National plc
     $4,000   5.326%--11/26/1999..................  $ 3,985
              Amro North America
      4,000   5.730%--01/26/2000..................    3,945
              Asset Portfolio Funding Yrs. 1+2
      4,000   5.520%--01/25/2000..................    3,948
              Banque Et Caisse D Epargne
      4,000   5.400%--01/20/2000..................    3,952
              Ciesco LP
      4,000   5.350%--11/16/1999..................    3,991
              Dollar Thrifty Corp.
      2,330   5.370%--11/16/1999..................    2,325
              Fleet Funding Corp.
      3,330   5.880%--02/01/2000..................    3,280
              J.P. Morgan & Co.
      3,000   5.280%--03/06/2000..................    2,944
              Moriarty Ltd.
      4,000   5.810%--01/18/2000..................    3,950
              Paccar Financial Corp. Yrs. 3+4
      4,000   5.270%--11/22/1999..................    3,988
              Republic Corp. Yrs. 1+2
      4,000   5.390%--12/01/1999..................    3,982
              Riverwoods Funding Corp.
      4,000   6.000%--01/11/2000..................    3,953
              Telstra Corp. Ltd.
      3,700   5.350%--12/03/1999..................    3,682
                                                    -------
TOTAL COMMERCIAL PAPER
  (Cost $47,925)..................................   47,925
                                                    -------

REPURCHASE AGREEMENT--1.7%
(Cost $1,691)
              Repurchase Agreement with State
              Street Bank & Trust dated October
              29, 1999 due November 1, 1999 at
              5.10% collateralized by a U.S.
              Treasury Note 7.875% November 15,
              2004, par value of $1,560
              (repurchase proceeds of $1,692 when
      1,691   closed on November 1, 1999).........    1,691
                                                    -------
TOTAL INVESTMENTS--98.7%
  (Cost $96,026)(1)...............................   96,026
CASH AND OTHER ASSETS, LESS LIABILITIES--1.3%.....    1,239
                                                    -------
TOTAL NET ASSETS--100.0%..........................  $97,265
                                                    =======

------------

1  The aggregate identified cost on a tax basis is the same.

    The accompanying notes are an integral part of the financial statements.

HARBOR FUND
STATEMENT OF ASSETS AND LIABILITIES--OCTOBER 31, 1999

(All amounts in Thousands, except per share amount)

                                                                                    HARBOR
                                                               HARBOR            INTERNATIONAL
                                                               GROWTH               GROWTH
--------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS, AT IDENTIFIED COST*............................  $ 92,157            $1,219,967
--------------------------------------------------------------------------------------------------
Investments, at value.......................................  $136,185            $1,377,120
Repurchase agreements.......................................     9,337                    --
Cash........................................................        --                   446
Cash on deposit with broker for investments sold short......        --                    --
Foreign currency, at value (cost: $0; $111; $0; $43; $103;
  $0; $0; $0; $0)...........................................        --                   111
Receivables for:
  Investments sold..........................................        --                 8,656
  Capital shares sold.......................................       531                   591
  Dividends.................................................        --                   451
  Interest..................................................        39                    12
  Open forward currency contracts...........................        --                    --
  Variation margin on futures contracts.....................        --                    --
Deferred organization costs.................................        --                    --
Withholding tax receivable..................................        --                 1,357
Other assets................................................        16                    23
--------------------------------------------------------------------------------------------------
      TOTAL ASSETS..........................................   146,108             1,388,767
LIABILITIES
Payables for:
  Investments purchased.....................................       420                 3,949
  Capital shares reacquired.................................       263                 1,167
  Dividends to shareholders.................................        --                    --
  Investments sold short, at value (proceeds $0; $0; $0; $0;
    $0; $14,264; $0; $0; $0)................................        --                    --
  Written options, at value (premiums received $0; $0; $0;
    $0; $0; $0; $631; $0; $0)...............................        --                    --
  Swap agreements...........................................        --                    --
  Interest on swap agreements...............................        --                    --
  Open forward currency contracts...........................        --                    --
  Dividends payable on investments sold short...............        --                    --
Accrued expenses:
  Adviser's fees............................................       158                   827
  Trustees' fees............................................         1                     9
  Transfer agent's fees.....................................         7                    56
  Other.....................................................        10                   246
  TBA sale commitments at value (proceeds receivable $0; $0;
    $0; $0; $0; $0; $74,043; $0; $0)........................        --                    --
--------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES.....................................       859                 6,254
NET ASSETS
NET ASSETS..................................................  $145,249            $1,382,513
--------------------------------------------------------------------------------------------------
Net assets consist of:
  Paid-in capital...........................................  $ 81,443            $1,116,939
  Undistributed net investment income.......................        --                 9,896
  Accumulated net realized gain/(loss)......................    10,441                98,527
  Unrealized appreciation/(depreciation) of investments,
    swap agreements, written options, foreign currency,
    investments sold short and translation of assets and
    liabilities in foreign currencies.......................    53,365               157,151
  Unrealized appreciation/(depreciation) of futures and
    forward contracts.......................................        --                    --
--------------------------------------------------------------------------------------------------
                                                              $145,249            $1,382,513
--------------------------------------------------------------------------------------------------
Shares of beneficial interest...............................     8,290                72,280
Net asset value, offering and redemption price per share....  $  17.52            $    19.13

------------
* Including repurchase agreements and short-term investments.

    The accompanying notes are an integral part of the financial statements.

HARBOR FUND
STATEMENT OF ASSETS AND LIABILITIES--CONTINUED

   HARBOR
  CAPITAL           HARBOR           HARBOR        HARBOR     HARBOR        HARBOR          HARBOR
APPRECIATION   INTERNATIONAL II   INTERNATIONAL    VALUE       BOND     SHORT DURATION   MONEY MARKET
------------------------------------------------------------------------------------------------------
 $4,537,461        $101,344        $3,107,123     $151,915   $850,835      $257,749         $96,026
------------------------------------------------------------------------------------------------------
 $6,477,515        $111,547        $5,348,692     $151,455   $831,433      $254,264         $94,335
         --              --                --        3,834      6,355         2,811           1,691
         --           4,902                --           25         --            --              --
         --              --                --       14,508         --            --              --
         --              40               102           --         --            --              --
     24,246           9,676                --        3,346     98,909         1,990              --
     26,339              25               801        1,614      2,930         9,263             870
      1,810             265            11,635          221         --            --              --
         94               1               934            1      6,214         1,887             783
         --              --                --           --        207            --              --
         --              --                --          293      1,079            31              --
         --               7                --           --         --            --              --
         --             253             8,890           --         --            --              --
         21              13                11           63         17            15              13
------------------------------------------------------------------------------------------------------
  6,530,025         126,729         5,371,065      175,360    947,144       270,261          97,692
     31,544          11,784                --        2,622    243,862         7,048              --
     10,407              24             4,035          626        331        11,701             377
         --              --                --           --         --            10              13
         --              --                --       14,630         --            --              --
         --              --                --           --        315            --              --
         --              --                --           --        190            --              --
         --              --                --           --         30            --              --
         --              --                --           --          1            --              --
         --              --                --           16         --            --              --
      2,986              60             3,730           59        252            41              12
         35               1                35            1          4             1               1
        105               9               150            8         30             1              15
        147              60             2,091           16         27            17               9
         --              --                --           --     74,922            --              --
------------------------------------------------------------------------------------------------------
     45,224          11,938            10,041       17,978    319,964        18,819             427
 $6,484,801        $114,791        $5,361,024     $157,382   $627,180      $251,442         $97,265
------------------------------------------------------------------------------------------------------
 $3,893,438        $ 98,421        $2,675,749     $140,515   $651,407      $275,996         $97,227
         --           1,330            75,231          372      2,285           541              56
    651,309           4,890           370,007       13,265    (13,091)      (24,353)            (18)
  1,940,054          10,150         2,240,037        3,008    (13,725)         (674)             --
         --              --                --          222        304           (68)             --
------------------------------------------------------------------------------------------------------
 $6,484,801        $114,791        $5,361,024     $157,382   $627,180      $251,442         $97,265
------------------------------------------------------------------------------------------------------
    138,218           8,297           131,841       10,219     57,829        29,384          97,265
 $    46.92        $  13.83        $    40.66     $  15.40   $  10.85      $   8.56         $  1.00

HARBOR FUND
STATEMENT OF OPERATIONS--YEAR ENDED OCTOBER 31, 1999

(All amounts in Thousands)

                                                                                 HARBOR
                                                              HARBOR          INTERNATIONAL
                                                              GROWTH             GROWTH
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends.................................................  $    51            $23,842
  Interest..................................................      338              1,863
  Foreign taxes withheld....................................       --             (3,138)
-------------------------------------------------------------------------------------------
  TOTAL INVESTMENT INCOME...................................      389             22,567
OPERATING EXPENSES:
  Investment advisory fees..................................      796             10,025
  Shareholder communications................................        6                 55
  Custodian fees............................................       29              1,371
  Transfer agent fees.......................................       81                583
  Professional fees.........................................       28                 78
  Trustees' fees and expenses...............................        2                 21
  Registration fees.........................................        9                 32
  Amortization of organization costs........................       --                 --
  Insurance.................................................        3                  7
  Miscellaneous.............................................        8                 18
-------------------------------------------------------------------------------------------
     Total operating expenses...............................      962             12,190
  Advisory fee waived.......................................       --                 --
  Other expense reimbursements and reductions...............       (1)               (14)
-------------------------------------------------------------------------------------------
     Net operating expenses.................................      961             12,176
  Dividend expense on investments sold short................       --                 --
-------------------------------------------------------------------------------------------
NET INVESTMENT INCOME/(LOSS)................................     (572)            10,391
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENT
  TRANSACTIONS:
  Net realized gain/(loss) on:
     Investments............................................   11,014             96,965
     Foreign currency transactions..........................       --              2,644
     Investments sold short.................................       --                 --
     Swap agreements........................................       --                 --
     Futures contracts......................................       --                 --
     Written options........................................       --                 --
  Change in net unrealized appreciation/(depreciation) on:
     Investments, foreign currency, written options and
      investments sold short................................   51,584            (19,456)
     Swap agreements........................................       --                 --
     Futures contracts......................................       --                 --
     Forward currency contracts.............................       --                 --
     Translation of assets and liabilities in foreign
      currencies............................................       --                (68)
-------------------------------------------------------------------------------------------
  Net gain/(loss) on investment transactions................   62,598             80,085
-------------------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......  $62,026            $90,476
-------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

HARBOR FUND
STATEMENT OF OPERATIONS--CONTINUED

   HARBOR                                                                  HARBOR
  CAPITAL           HARBOR            HARBOR       HARBOR    HARBOR        SHORT           HARBOR
APPRECIATION   INTERNATIONAL II    INTERNATIONAL    VALUE     BOND        DURATION      MONEY MARKET
----------------------------------------------------------------------------------------------------
 $   26,874         $ 2,879          $138,649      $ 3,997   $    --      $    --          $   --
      6,250              99            14,439          217    33,879       11,724           4,930
       (135)           (316)          (15,658)          (4)       --           --              --
----------------------------------------------------------------------------------------------------
     32,989           2,662           137,430        4,210    33,879       11,724           4,930
     32,770             875            45,317        1,021     3,973          830             284
        186              10               216            5        32            1               8
        563             151             4,448          105       141           52              35
      1,783              95             2,045          101       357           18             176
        203              35               252           53        78           53              22
         82               2                79            3         9            3               2
        291              13                22           19        33           24              20
         --               5                --           --        --           --              --
         11               3                13            3         4            9               5
         61               3               204            3         8            3               2
----------------------------------------------------------------------------------------------------
     35,950           1,192            52,596        1,313     4,635          993             554
         --            (114)           (3,330)          --    (1,187)        (414)           (114)
        (58)             (3)              (45)          (2)       (9)          (6)             (4)
----------------------------------------------------------------------------------------------------
     35,892           1,075            49,221        1,311     3,439          573             436
         --              --                --           43        --           --              --
----------------------------------------------------------------------------------------------------
     (2,903)          1,587            88,209        2,856    30,440       11,151           4,494
    742,363          13,280           372,000       17,395    (5,894)      (1,383)             (9)
         --              27            (1,999)          --      (314)          --              --
         --              --                --          204       (15)          --              --
         --              --                --           --       (37)          --              --
         --              --                --          128    (7,385)        (429)             --
         --              --                --           --     1,742          (32)             --
  1,215,136          10,438           444,216        3,572   (14,651)      (1,407)             --
         --              --                --           --       583           --              --
         --              --                --          222    (1,083)        (176)             --
         --              --                --           --       398           --              --
         --             (71)           (2,114)          --       294           --              --
----------------------------------------------------------------------------------------------------
  1,957,499          23,674           812,103       21,521   (26,362)      (3,427)             (9)
----------------------------------------------------------------------------------------------------
 $1,954,596         $25,261          $900,312      $24,377   $ 4,078      $ 7,724          $4,485
----------------------------------------------------------------------------------------------------

HARBOR FUND
STATEMENT OF CHANGES IN NET ASSETS
(All amounts in Thousands)

                                                               HARBOR                      HARBOR
                                                               GROWTH               INTERNATIONAL GROWTH
                                                      -------------------------   -------------------------
                                                      NOVEMBER 1,   NOVEMBER 1,   NOVEMBER 1,   NOVEMBER 1,
                                                         1998          1997          1998          1997
                                                        THROUGH       THROUGH       THROUGH       THROUGH
                                                      OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                                         1999          1998          1999          1998
-----------------------------------------------------------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS:
 Operations:
   Net investment income/(loss).....................   $   (572)     $   (326)    $   10,391    $    6,786
   Net realized gain/(loss) on investments, foreign
     currency transactions, investments sold short,
     swap agreements, futures contracts and written
     options........................................     11,014         8,582         99,609        20,985
   Net unrealized appreciation/(depreciation) of
     investments, written options, investments sold
     short, swap agreements, futures contracts,
     forward foreign currency contracts and
     translation of assets and liabilities in
     foreign currencies.............................     51,584       (17,161)       (19,524)      119,462
-----------------------------------------------------------------------------------------------------------
 NET INCREASE/(DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS..................................     62,026        (8,905)        90,476       147,233
-----------------------------------------------------------------------------------------------------------
 Distributions to shareholders:
   Net investment income............................         --            --         (7,338)       (6,885)
   Net realized gain on investments.................     (8,237)      (17,011)       (18,126)      (33,284)
-----------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS..............     (8,237)      (17,011)       (25,464)      (40,169)
-----------------------------------------------------------------------------------------------------------
 Capital share transactions:
   Net proceeds from sale of shares.................     30,066        31,571        480,682       346,315
   Net asset value of shares issued in connection
     with reinvestment of:
     Dividends from net investment income...........         --            --          6,331         6,004
     Distributions from net realized gain...........      7,785        16,392         17,189        31,697
   Cost of shares reacquired........................    (34,421)      (38,585)      (364,953)     (231,778)
-----------------------------------------------------------------------------------------------------------
   NET INCREASE/(DECREASE) DERIVED FROM CAPITAL
     TRANSACTIONS...................................      3,430         9,378        139,249       152,238
-----------------------------------------------------------------------------------------------------------
   Net increase/(decrease) in net assets............     57,219       (16,538)       204,261       259,302
NET ASSETS:
 Beginning of period................................     88,030       104,568      1,178,252       918,950
-----------------------------------------------------------------------------------------------------------
 END OF PERIOD *....................................   $145,249      $ 88,030     $1,382,513    $1,178,252
-----------------------------------------------------------------------------------------------------------
NUMBER OF CAPITAL SHARES:
 Sold...............................................      2,152         2,581         25,299        19,055
 Reinvested in payment of investment income
   dividends........................................         --            --            322           381
 Reinvested in payment of capital gain
   distributions....................................        648         1,428            876         2,010
 Reacquired.........................................     (2,657)       (3,223)       (19,407)      (13,172)
-----------------------------------------------------------------------------------------------------------
 Net increase/(decrease) in shares outstanding......        143           786          7,090         8,274
 Outstanding:
   Beginning of period..............................      8,147         7,361         65,190        56,916
-----------------------------------------------------------------------------------------------------------
   End of period....................................      8,290         8,147         72,280        65,190
-----------------------------------------------------------------------------------------------------------
*Includes undistributed net investment income of:...   $     --      $     --     $    9,896    $    6,861

                                                               HARBOR                      HARBOR
                                                        CAPITAL APPRECIATION          INTERNATIONAL II
                                                      -------------------------   -------------------------
                                                      NOVEMBER 1,   NOVEMBER 1,   NOVEMBER 1,   NOVEMBER 1,
                                                         1998          1997          1998          1997
                                                        THROUGH       THROUGH       THROUGH       THROUGH
                                                      OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                                         1999          1998          1999          1998
----------------------------------------------------  -----------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS:
 Operations:
   Net investment income/(loss).....................  $   (2,903)   $    8,271     $  1,587      $  1,159
   Net realized gain/(loss) on investments, foreign
     currency transactions, investments sold short,
     swap agreements, futures contracts and written
     options........................................     742,363       261,400       13,307        (8,241)
   Net unrealized appreciation/(depreciation) of
     investments, written options, investments sold
     short, swap agreements, futures contracts,
     forward foreign currency contracts and
     translation of assets and liabilities in
     foreign currencies.............................   1,215,136       168,339       10,367         4,384
-----------------------------------------------------------------------------------------------------------
 NET INCREASE/(DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS..................................   1,954,596       438,010       25,261        (2,698)
-----------------------------------------------------------------------------------------------------------
 Distributions to shareholders:
   Net investment income............................      (7,562)       (5,588)      (1,621)       (1,046)
   Net realized gain on investments.................    (264,694)     (405,518)          --        (5,767)
-----------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS..............    (272,256)     (411,106)      (1,621)       (6,813)
-----------------------------------------------------------------------------------------------------------
 Capital share transactions:
   Net proceeds from sale of shares.................   2,000,011     1,292,926       63,196        51,753
   Net asset value of shares issued in connection
     with reinvestment of:
     Dividends from net investment income...........       6,770         4,957        1,537           984
     Distributions from net realized gain...........     242,192       368,493           --         5,455
   Cost of shares reacquired........................  (1,280,110)     (658,086)     (86,251)      (70,969)
-----------------------------------------------------------------------------------------------------------
   NET INCREASE/(DECREASE) DERIVED FROM CAPITAL
     TRANSACTIONS...................................     968,863     1,008,290      (21,518)      (12,777)
-----------------------------------------------------------------------------------------------------------
   Net increase/(decrease) in net assets............   2,651,203     1,035,194        2,122       (22,288)
NET ASSETS:
 Beginning of period................................   3,833,598     2,798,404      112,669       134,957
-----------------------------------------------------------------------------------------------------------
 END OF PERIOD *....................................  $6,484,801    $3,833,598     $114,791      $112,669
-----------------------------------------------------------------------------------------------------------
NUMBER OF CAPITAL SHARES:
 Sold...............................................      47,912        39,019        4,982         4,305
 Reinvested in payment of investment income
   dividends........................................         177           176          126            88
 Reinvested in payment of capital gain
   distributions....................................       6,332        13,076           --           490
 Reacquired.........................................     (30,604)      (20,159)      (6,816)       (5,998)
-----------------------------------------------------------------------------------------------------------
 Net increase/(decrease) in shares outstanding......      23,817        32,112       (1,708)       (1,115)
 Outstanding:
   Beginning of period..............................     114,401        82,289       10,005        11,120
-----------------------------------------------------------------------------------------------------------
   End of period....................................     138,218       114,401        8,297        10,005
-----------------------------------------------------------------------------------------------------------
*Includes undistributed net investment income of:...  $       --    $    7,559     $  1,330      $  1,295

    The accompanying notes are an integral part of the financial statements.

HARBOR FUND
STATEMENT OF CHANGES IN NET ASSETS--CONTINUED

              HARBOR                      HARBOR                      HARBOR                      HARBOR
           INTERNATIONAL                   VALUE                       BOND                   SHORT DURATION
     -------------------------   -------------------------   -------------------------   -------------------------
     NOVEMBER 1,   NOVEMBER 1,   NOVEMBER 1,   NOVEMBER 1,   NOVEMBER 1,   NOVEMBER 1,   NOVEMBER 1,   NOVEMBER 1,
        1998          1997          1998          1997          1998          1997          1998          1997
       THROUGH       THROUGH       THROUGH       THROUGH       THROUGH       THROUGH       THROUGH       THROUGH
     OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
        1999          1998          1999          1998          1999          1998          1999          1998
------------------------------------------------------------------------------------------------------------------
     $   88,209    $   69,592     $  2,856      $  2,988      $ 30,440      $  22,503     $  11,151     $  9,847
        370,001       311,388       17,727        16,485       (11,903)        23,446        (1,844)       1,683
        442,102       (32,500)       3,794        (8,661)      (14,459)        (4,989)       (1,583)         404
------------------------------------------------------------------------------------------------------------------
        900,312       348,480       24,377        10,812         4,078         40,960         7,724       11,934
------------------------------------------------------------------------------------------------------------------
        (78,627)      (57,053)      (2,716)       (3,026)      (28,478)       (23,922)      (10,735)     (11,059)
       (312,498)     (127,358)     (17,840)      (33,943)      (21,226)        (7,601)           --           --
------------------------------------------------------------------------------------------------------------------
       (391,125)     (184,411)     (20,556)      (36,969)      (49,704)       (31,523)      (10,735)     (11,059)
------------------------------------------------------------------------------------------------------------------
        401,642       569,168       35,686        41,274       326,113        213,780       219,523      141,646
         65,949        48,178        2,561         2,862        24,008         20,005        10,652       11,017
        279,571       114,139       16,912        32,344        18,749          6,756            --           --
       (983,726)     (897,201)     (72,066)      (41,214)     (169,085)      (139,551)     (192,966)     (98,770)
------------------------------------------------------------------------------------------------------------------
       (236,564)     (165,716)     (16,907)       35,266       199,785        100,990        37,209       53,893
------------------------------------------------------------------------------------------------------------------
        272,623        (1,647)     (13,086)        9,109       154,159        110,427        34,198       54,768
      5,088,401     5,090,048      170,468       161,359       473,021        362,594       217,244      162,476
------------------------------------------------------------------------------------------------------------------
     $5,361,024    $5,088,401     $157,382      $170,468      $627,180      $ 473,021     $ 251,442     $217,244
------------------------------------------------------------------------------------------------------------------
         10,432        14,930        2,299         2,565        29,142         18,415        25,518       16,395
          1,781         1,372          172           186         2,189          1,737         1,240        1,279
          7,552         3,252        1,182         2,187         1,667            594            --           --
        (25,575)      (23,939)      (4,644)       (2,608)      (15,202)       (12,047)      (22,376)     (11,438)
------------------------------------------------------------------------------------------------------------------
         (5,810)       (4,385)        (991)        2,330        17,796          8,699         4,382        6,236
        137,651       142,036       11,210         8,880        40,033         31,334        25,002       18,766
------------------------------------------------------------------------------------------------------------------
        131,841       137,651       10,219        11,210        57,829         40,033        29,384       25,002
------------------------------------------------------------------------------------------------------------------
     $   75,231    $   65,545     $    372      $    250      $  2,285      $   1,380     $     541     $     --

              HARBOR
           MONEY MARKET
     -------------------------
     NOVEMBER 1,   NOVEMBER 1,
        1998          1997
       THROUGH       THROUGH
     OCTOBER 31,   OCTOBER 31,
        1999          1998
---  -------------------------
      $   4,494     $   4,154
             (9)            3
             --            --
---
          4,485         4,157
---
         (4,485)       (4,154)
             --            (3)
---
         (4,485)       (4,157)
---
        124,631       149,784
          4,247         3,927
             --            --
       (131,889)     (126,975)
---
         (3,011)       26,736
---
         (3,011)       26,736
        100,276        73,540
---
      $  97,265     $ 100,276
------------------------------------------------------------------------------------------------------------------
        124,631       149,784
          4,247         3,927
             --            --
       (131,889)     (126,975)
---
         (3,011)       26,736
        100,276        73,540
---
         97,265       100,276
------------------------------------------------------------------------------------------------------------------
      $      56     $      --

HARBOR FUND FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

                                                                 INCOME FROM INVESTMENT OPERATIONS
                                                            -------------------------------------------
                                                                                  NET REALIZED AND
                                                                             UNREALIZED GAINS/(LOSSES)
                                                                                  ON INVESTMENTS,
                                                                             FUTURES CONTRACTS, WRITTEN
                                               NET ASSET                     OPTIONS, SWAP AGREEMENTS,
                                                 VALUE           NET           INVESTMENTS SOLD SHORT      TOTAL FROM
                                               BEGINNING     INVESTMENT         AND FOREIGN CURRENCY       INVESTMENT
             YEAR/PERIOD ENDED                 OF PERIOD    INCOME/(LOSS)            CONTRACTS             OPERATIONS
---------------------------------------------------------------------------------------------------------------------
HARBOR GROWTH FUND(1)
October 31, 1999...........................     $10.81          $(.07)                 $ 7.85                $ 7.78
October 31, 1998...........................      14.20           (.04)                  (1.07)                (1.11)
October 31, 1997...........................      16.00             --                    2.30                  2.30
October 31, 1996...........................      15.73           (.08)(e)                2.20                  2.12
October 31, 1995...........................      12.83           (.04)                   3.26                  3.22
---------------------------------------------------------------------------------------------------------------------
HARBOR INTERNATIONAL GROWTH FUND
October 31, 1999...........................     $18.07          $ .14                  $ 1.30                $ 1.44
October 31, 1998...........................      16.15            .11                    2.52                  2.63
October 31, 1997...........................      15.35            .12                    1.12                  1.24
October 31, 1996...........................      12.10            .14(e)                 3.22                  3.36
October 31, 1995...........................      11.53            .11(c)                  .54                   .65
---------------------------------------------------------------------------------------------------------------------
HARBOR CAPITAL APPRECIATION FUND
October 31, 1999...........................     $33.51          $(.02)                 $15.78                $15.76
October 31, 1998...........................      34.01            .07                    4.35                  4.42
October 31, 1997...........................      25.88            .06                    8.95                  9.01
October 31, 1996...........................      23.20            .02                    3.00                  3.02
October 31, 1995...........................      17.31            .04                    6.06                  6.10
---------------------------------------------------------------------------------------------------------------------
HARBOR INTERNATIONAL FUND II
October 31, 1999...........................     $11.26          $ .18(c)               $ 2.54                $ 2.72
October 31, 1998...........................      12.14            .12(c)                 (.37)                 (.25)
October 31, 1997...........................      10.47            .10(c)                 1.63                  1.73
October 31, 1996(2)........................      10.00            .01(c)                  .46                   .47
---------------------------------------------------------------------------------------------------------------------
HARBOR INTERNATIONAL FUND
October 31, 1999...........................     $36.97          $ .67(c)               $ 5.90                $ 6.57
October 31, 1998...........................      35.84            .51(c)                 1.92                  2.43
October 31, 1997...........................      31.21            .41(c)                 5.44                  5.85
October 31, 1996...........................      26.93            .41(c)                 4.41                  4.82
October 31, 1995...........................      26.87            .39(c)                  .85                  1.24
---------------------------------------------------------------------------------------------------------------------
HARBOR VALUE FUND(3)
October 31, 1999...........................     $15.21          $ .27                  $ 1.80                $ 2.07
October 31, 1998...........................      18.17            .27                     .79                  1.06
October 31, 1997...........................      16.04            .34                    4.13                  4.47
October 31, 1996...........................      14.57            .40                    2.74                  3.14
October 31, 1995...........................      13.50            .40                    2.13                  2.53
---------------------------------------------------------------------------------------------------------------------


                                                          LESS DISTRIBUTIONS
                                             --------------------------------------------
                                             DIVIDENDS      DISTRIBUTIONS      IN EXCESS
                                              FROM NET         FROM NET          OF NET
                                             INVESTMENT        REALIZED        INVESTMENT
             YEAR/PERIOD ENDED                 INCOME      CAPITAL GAINS(D)      INCOME
----------------------------------------------------------------------------------------------------
HARBOR GROWTH FUND(1)
October 31, 1999...........................    $  --            $(1.07)          $  --
October 31, 1998...........................       --             (2.28)             --
October 31, 1997...........................       --             (4.10)             --
October 31, 1996...........................       --             (1.85)             --
October 31, 1995...........................       --              (.32)             --
----------------------------------------------------------------------------------------------------------------
HARBOR INTERNATIONAL GROWTH FUND
October 31, 1999...........................    $(.11)           $ (.27)          $  --
October 31, 1998...........................     (.12)             (.59)             --
October 31, 1997...........................     (.08)             (.36)             --
October 31, 1996...........................     (.11)               --              --
October 31, 1995...........................     (.08)               --              --
---------------------------------------------------------------------------------------------------------------------
HARBOR CAPITAL APPRECIATION FUND
October 31, 1999...........................    $(.07)           $(2.28)          $  --
October 31, 1998...........................     (.07)            (4.85)             --
October 31, 1997...........................     (.02)             (.86)             --
October 31, 1996...........................     (.03)             (.31)             --
October 31, 1995...........................     (.04)             (.17)             --
---------------------------------------------------------------------------------------------------------------------
HARBOR INTERNATIONAL FUND II
October 31, 1999...........................    $(.15)           $   --           $  --
October 31, 1998...........................     (.10)             (.53)             --
October 31, 1997...........................     (.02)             (.04)             --
October 31, 1996(2)........................       --                --              --
---------------------------------------------------------------------------------------------------------------------
HARBOR INTERNATIONAL FUND
October 31, 1999...........................    $(.58)           $(2.30)          $  --
October 31, 1998...........................     (.40)             (.90)             --
October 31, 1997...........................     (.42)             (.80)             --
October 31, 1996...........................     (.41)             (.13)             --
October 31, 1995...........................     (.24)             (.94)             --
---------------------------------------------------------------------------------------------------------------------
HARBOR VALUE FUND(3)
October 31, 1999...........................    $(.25)           $(1.63)          $  --
October 31, 1998...........................     (.28)            (3.74)             --
October 31, 1997...........................     (.34)            (2.00)             --
October 31, 1996...........................     (.40)            (1.27)             --
October 31, 1995...........................     (.39)            (1.07)             --
---------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

                                                                                RATIO OF          RATIO OF
                                                             RATIO OF          ADVISER OR         OPERATING         RATIO OF
                    NET ASSET                                OPERATING       SUBADVISER FEES   EXPENSES NET OF      INTEREST
                      VALUE               NET ASSETS         EXPENSES          NOT IMPOSED     ALL OFFSETS TO       EXPENSE
        TOTAL          END      TOTAL    END OF PERIOD      TO AVERAGE         TO AVERAGE          AVERAGE         TO AVERAGE
    DISTRIBUTIONS   OF PERIOD   RETURN      (000S)       NET ASSETS (%)(4)   NET ASSETS (%)    NET ASSETS (%)    NET ASSETS (%)
-------------------------------------------------------------------------------------------------------------------------------
       $(1.07)       $17.52     76.51%     $  145,249             .90%               --%              .90%             --%
        (2.28)        10.81     (8.73)         88,030            1.00                --              1.00              --
        (4.10)        14.20     18.64         104,568            1.12                --              1.12              --
        (1.85)        16.00     14.84         113,511             .93                --               .92              --
         (.32)        15.73     25.93         137,524             .93                --               .93              --
-------------------------------------------------------------------------------------------------------------------------------
       $ (.38)       $19.13      7.87%     $1,382,513             .91%               --%              .91%             --%
         (.71)        18.07     16.96       1,178,252             .96                --               .96              --
         (.44)        16.15      8.13         918,950            1.02                --              1.02              --
         (.11)        15.35     27.86         478,969            1.11                --              1.10              --
         (.08)        12.10      5.83(f)      122,415            1.21(c)            .10              1.21              --
-------------------------------------------------------------------------------------------------------------------------------
       $(2.35)       $46.92     48.59%     $6,484,801             .66%               --%              .66%             --%
        (4.92)        33.51     15.72       3,833,598             .68                --               .68              --
         (.88)        34.01     35.73       2,798,404             .70                --               .70              --
         (.34)        25.88     13.22       1,583,215             .75                --               .75              --
         (.21)        23.20     35.73         925,751             .75                --               .75              --
-------------------------------------------------------------------------------------------------------------------------------
       $ (.15)       $13.83     24.37%(f)  $  114,791            .92%(c)            .10%              .92%             --%
         (.63)        11.26     (1.98)(f)     112,669            1.15(c)            .10              1.15              --
         (.06)        12.14     16.64 (f)     134,957             .99(c)            .20               .98              --
           --         10.47      4.70(b,f)     12,573            1.46(a,c)          .26(a)           1.44(a)           --
-------------------------------------------------------------------------------------------------------------------------------
       $(2.88)       $40.66     18.54%(f)  $5,361,024             .92%(c)           .06%              .92%             --%
        (1.30)        36.97      6.97(f)    5,088,401              .94(c)            .06               .94              --
        (1.22)        35.84     19.26(f)    5,090,048              .97(c)            .05               .97              --
         (.54)        31.21     18.17(f)    4,030,127              .99(c)            .05               .99              --
        (1.18)        26.93      5.06(f)    3,267,157             1.04(c)            .03              1.04              --
-------------------------------------------------------------------------------------------------------------------------------
       $(1.88)       $15.40     14.60%     $  157,382               .76%              --%              .76%             --%
        (4.02)        15.21      6.69         170,468               .79               --               .79              --
        (2.34)        18.17     31.08         161,359               .83               --               .83              --
        (1.67)        16.04     23.08         112,109               .83               --               .83              --
        (1.46)        14.57     21.02          84,514               .90               --               .90              --
-------------------------------------------------------------------------------------------------------------------------------


        RATIO OF
     NET INVESTMENT
         INCOME
       TO AVERAGE      PORTFOLIO
     NET ASSETS (%)   TURNOVER (%)
-------------------------------------------------------------------------------------------------------------------------------
          (.54)%          13.05%
          (.30)           23.40
          (.47)          147.37
          (.50)           87.97
          (.30)           87.94
-------------------------------------------------------------------------------------------------------------------------------
           .78%           48.34%
           .62            85.15
           .91            76.19
           .99            55.17
          1.31(c)         74.86
-------------------------------------------------------------------------------------------------------------------------------
          (.05)%          68.14%
           .24            69.56
           .23            72.80
           .11            73.69
           .23            51.65
-------------------------------------------------------------------------------------------------------------------------------
          1.36%(c)        51.84%
           .86(c)         70.34
          1.33(c)         57.61
           .40(a,c)        2.61(a)
-------------------------------------------------------------------------------------------------------------------------------
          1.65%(c)         4.01%
          1.27(c)         13.66
          1.20(c)          6.39
          1.42(c)          9.73
          1.53(c)         14.01
-------------------------------------------------------------------------------------------------------------------------------
          1.65%          110.21%
          1.67           113.55
          1.98           145.85
          2.65           132.39
          3.00           135.93
-------------------------------------------------------------------------------------------------------------------------------

See page 43 for notes to the Financial Highlights.

SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

                                                               INCOME FROM INVESTMENT OPERATIONS
                                                          --------------------------------------------
                                                                                NET REALIZED AND
                                                                            UNREALIZED GAINS/(LOSSES)
                                                                                 ON INVESTMENTS,
                                                                           FUTURES CONTRACTS, WRITTEN
                                             NET ASSET                      OPTIONS, SWAP AGREEMENTS,
                                               VALUE           NET           INVESTMENTS SOLD SHORT       TOTAL FROM
                                             BEGINNING     INVESTMENT         AND FOREIGN CURRENCY        INVESTMENT
            YEAR/PERIOD ENDED                OF PERIOD    INCOME/(LOSS)             CONTRACTS             OPERATIONS
--------------------------------------------------------------------------------------------------------------------
HARBOR BOND FUND
October 31, 1999.........................     $11.82          $.58(c)                $ (.49)                $ .09
October 31, 1998.........................      11.57           .61(c)                   .53                  1.14
October 31, 1997.........................      11.28           .68(c)                   .30                   .98
October 31, 1996.........................      11.21           .72(c)                   .09                   .81
October 31, 1995.........................      10.41           .74(c)                   .73                  1.47
--------------------------------------------------------------------------------------------------------------------
HARBOR SHORT DURATION FUND
October 31, 1999.........................     $ 8.69          $.46(c)                $ (.15)                $ .31
October 31, 1998.........................       8.66           .48(c)                   .09                   .57
October 31, 1997.........................       8.79           .45(c,e)                 .01                   .46
October 31, 1996.........................       8.82           .63(c)                  (.02)                  .61
October 31, 1995.........................       8.77           .52(c)                   .06                   .58
--------------------------------------------------------------------------------------------------------------------
HARBOR MONEY MARKET FUND
October 31, 1999.........................     $ 1.00          $.05(c)                $   --                 $ .05
October 31, 1998.........................       1.00           .05(c)                    --                   .05
October 31, 1997.........................       1.00           .02(c)                    --                   .02
October 31, 1996.........................       1.00           .05(c)                    --                   .05
October 31, 1995.........................       1.00           .06(c)                    --                   .06
--------------------------------------------------------------------------------------------------------------------


                                                        LESS DISTRIBUTIONS
                                           --------------------------------------------
                                           DIVIDENDS      DISTRIBUTIONS      IN EXCESS
                                            FROM NET         FROM NET          OF NET
                                           INVESTMENT        REALIZED        INVESTMENT
            YEAR/PERIOD ENDED                INCOME      CAPITAL GAINS(D)      INCOME
--------------------------------------------------------------------------------------------------------------------
HARBOR BOND FUND
October 31, 1999.........................    $ (.55)          $ (.51)          $  --
October 31, 1998.........................      (.66)            (.23)             --
October 31, 1997.........................      (.69)              --              --
October 31, 1996.........................      (.74)              --              --
October 31, 1995.........................      (.67)              --              --
--------------------------------------------------------------------------------------------------------------------
HARBOR SHORT DURATION FUND
October 31, 1999.........................    $ (.44)          $   --           $  --
October 31, 1998.........................      (.54)              --              --
October 31, 1997.........................      (.59)              --              --
October 31, 1996.........................      (.60)              --            (.04)
October 31, 1995.........................      (.52)              --            (.01)
--------------------------------------------------------------------------------------------------------------------
HARBOR MONEY MARKET FUND
October 31, 1999.........................    $ (.05)          $   --           $  --
October 31, 1998.........................      (.05)              --              --
October 31, 1997.........................      (.02)              --              --
October 31, 1996.........................      (.05)              --              --
October 31, 1995.........................      (.06)              --              --
--------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

                                                                                 RATIO OF            RATIO OF
                                                              RATIO OF          ADVISER OR          OPERATING           RATIO OF
                     NET ASSET                                OPERATING       SUBADVISER FEES    EXPENSES NET OF        INTEREST
                       VALUE               NET ASSETS         EXPENSES          NOT IMPOSED       ALL OFFSETS TO        EXPENSE
         TOTAL          END      TOTAL    END OF PERIOD      TO AVERAGE         TO AVERAGE           AVERAGE           TO AVERAGE
     DISTRIBUTIONS   OF PERIOD   RETURN      (000S)       NET ASSETS (%)(4)    NET ASSETS(%)      NET ASSETS(%)      NET ASSETS (%)
-----------------------------------------------------------------------------------------------------------------------------------
        $(1.06)       $10.85     0.85%(f)   $627,180          .61%(c)              .21%               .60%                 --%
          (.89)        11.82     10.33(f)    473,021          .65(c)                .22                .65                  --
          (.69)        11.57      8.96(f)    362,594          .67(c)                .23                .67                  --
          (.74)        11.28      7.56(f)    279,849          .70(c)                .24                .70                  --
          (.67)        11.21     14.56(f)    222,998          .70(c)                .25                .70                  --
-----------------------------------------------------------------------------------------------------------------------------------
        $ (.44)       $ 8.56      3.68%(f)  $251,442          .28%(c)               .20%               .28%                 --%
          (.54)         8.69      6.81(f)    217,244          .36(c)                .20                .36                  --
          (.59)         8.66      5.48(f)    162,476          .38(c)                .20                .36                 .64
          (.64)         8.79      7.24(f)    182,292          .35(c)                .20                .33                1.26
          (.53)         8.82      6.82(f)    105,007          .39(c)                .20                .38                1.46
-----------------------------------------------------------------------------------------------------------------------------------
        $ (.05)       $ 1.00      4.82%(f)  $ 97,265          .46%(c)               .12%               .46%                 --%
          (.05)         1.00      5.20(f)    100,276          .57(c)                .12                .57                  --
          (.02)         1.00      5.11(f)     73,540          .63(c)                .12                .62                  --
          (.05)         1.00      5.08(f)     65,991          .64(c)                .12                .64                  --
          (.06)         1.00      5.66(f)     64,492          .61(c)                .12                .61                  --
-----------------------------------------------------------------------------------------------------------------------------------


        RATIO OF
     NET INVESTMENT
         INCOME
       TO AVERAGE      PORTFOLIO
     NET ASSETS (%)   TURNOVER (%)
-----------------------------------------------------------------------------------------------------------------------------------
          5.35%(c)        271.14%
       5.41(c)            278.06
       6.04(c)            252.37
       6.40(c)            192.64
       7.11(c)             88.69
-----------------------------------------------------------------------------------------------------------------------------------
          5.36%(c)        577.88%
       5.51(c)            726.92
       5.14(c)          1,518.68
       6.84(c)          1,277.82
       6.19(c)            725.96
-----------------------------------------------------------------------------------------------------------------------------------
          4.73%(c)           N/A
       5.08(c)               N/A
       4.97(c)               N/A
       4.85(c)               N/A
       5.42(c)               N/A
-----------------------------------------------------------------------------------------------------------------------------------

1 Effective May 2, 1997, Harbor Growth Fund appointed Emerging Growth Advisors, Inc. as its Subadviser.

2 For the period June 1, 1996 (commencement of operations) through October 31, 1996.

3 Harbor Value Fund appointed Richards & Tierney, Inc. and DePrince, Race, & Zollo, Inc. as its Subadvisers effective November 1, 1993 and April 20, 1995, respectively.

4 Percentage does not reflect reduction for credit balance arrangements.

a Annualized.

b Unannualized.

c Reflects the Adviser's or Subadviser's agreement not to impose all or a portion of its advisory fees.

d Includes both short-term and long-term capital gains.

e Based on monthly average of shares outstanding during the fiscal year.

f The total returns would have been lower had certain expenses not been waived during the periods shown.

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--OCTOBER 31, 1999
--------------------------------------------------------------------------------
(Currency in Thousands)

NOTE 1--ORGANIZATIONAL MATTERS

     Harbor Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-ended investment company, consisting of a series of nine diversified investment portfolios (each series a "Fund", collectively, the "Funds"), each of which is represented by a separate series of shares of beneficial interest and having an unlimited number of shares authorized. As of October 31, 1999, the Trust consisted of the following funds: Harbor Growth Fund, Harbor International Growth Fund, Harbor Capital Appreciation Fund, Harbor International Fund II, Harbor International Fund, Harbor Value Fund, Harbor Bond Fund, Harbor Short Duration Fund and Harbor Money Market Fund.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The policies are in conformity with generally accepted accounting principles for investment companies.

SECURITY VALUATION

     Equity securities are valued at the last sale price on an exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") system or, in the case of unlisted securities or listed securities for which there were no sales on the valuation day, the mean between the closing bid and asked price. Securities listed or traded on foreign exchanges are valued at the last sale price on that exchange on the valuation day, or if no sale occurs, at the official bid price (both the last sale price and official bid price are determined as of the close of the London Foreign Exchange).

     Except for Harbor Money Market Fund, debt securities, other than short-term securities with a remaining maturity of less than sixty days, are valued at prices furnished by a pricing service, or as otherwise described below, selected by the Adviser, which determines valuation for normal institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term securities with a remaining maturity of less than sixty days are stated at amortized cost which approximates value. Open futures contracts are valued based on the last sale price on the exchange on which such futures are principally traded.

     Securities for which there are no such prices or for which prices are deemed by the Adviser or Subadviser not to be representative of market values, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Board of Trustees. The actual calculation of fair market value may be done by others including the Adviser and Subadviser.

     Securities of the Harbor Money Market Fund are valued utilizing the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended and the Fund's Rule 2a-7 procedures.

FUTURES CONTRACTS

     A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin," and are recorded by the Fund as unrealized gains or losses. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED

(Currency in Thousands)

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES--CONTINUED
     Consistent with its investment policies, each Fund (excluding the Money Market Fund) may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in currency values. Futures contracts tend to increase or decrease the Fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the contracts' terms. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. See Note 3 for open futures contracts held as of October 31, 1999.

OPTIONS

     Consistent with its investment policies, each Fund (excluding the Money Market Fund) may use option contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Option contracts tend to increase or decrease the Fund's exposure to the underlying instrument, or hedge other fund investments.

     When a Fund purchases an option, the premium paid by the Fund is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently "marked-to-market" to reflect the option's current market value. Purchased options are valued at the last sale price on the market on which they are principally traded. If the purchased option expires, the Fund realizes a loss in the amount of the premium. If the Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

     When a Fund writes an option, the premium received by the Fund is presented in the Fund's Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. Written options are valued at the last sale price or, in the absence of a sale, the last offering price on the market on which it is principally traded. If an option expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

     The risk in writing a call option is that the Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, the Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market, or if the counterparties do not perform under the contracts' terms. See Note 3 for all outstanding written options as of October 31, 1999.

SWAP AGREEMENTS

     To the extent permitted under their respective investment policies, Harbor Bond Fund and Harbor Short Duration Fund may invest in swap agreements which involve the exchange of cash payments based on the specified terms and conditions of such agreements. A swap is an agreement to exchange the return generated by one investment for the return generated by another instrument. The value of each swap is determined by the counterparty to the swap agreement using a methodology which discounts the expected future cash receipts or disbursements related to the swap. The Fund may also enter into interest rate swap agreements which involve the exchange by the Fund with another party of their respective commitments to pay or receive interest,

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED

(Currency in Thousands)

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES--CONTINUED
(e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). Interest rate swaps are "marked-to-market" daily. Unrealized gains or losses are reported as an asset or a liability in the Statement of Assets and Liabilities. The cash paid or received on a swap is recognized as a realized loss or gain when such a payment is paid or received.

     Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk, and interest rate risk in excess of the amount recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in market conditions or interest rates.

TBA/WHEN-ISSUED PURCHASE COMMITMENTS

     Harbor Bond Fund may enter into TBA (to be announced) and when-issued purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price for a TBA has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2.0% from the principal amount. The price of a when-issued security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated.

     The Fund holds, and maintains until the settlement date, cash or liquid securities in an amount sufficient to meet the purchase price. TBA and when-issued purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund's other assets. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Unsettled TBA and when-issued purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation" above.

     Although the Fund will generally enter into TBA and when-issued purchase commitments with the intention of acquiring securities for its portfolio, a Fund may dispose of a commitment prior to settlement if the Fund's Subadviser deems it appropriate to do so.

TBA SALE COMMITMENTS

     Harbor Bond Fund may enter into TBA sale commitments to hedge portfolio positions or to sell mortgage-backed securities owned under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date.

     Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain and loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date on which the commitment was entered.

SHORT SALES

     Harbor Value Fund, Harbor Bond Fund and Harbor Short Duration Fund may engage in short-selling which obligates the Fund to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay to the lender any accrued interest or dividends and may be required to pay a premium. The Fund would realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would incur a loss as a result of the short sale if the price of the security increases

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED

(Currency in Thousands)

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES--CONTINUED between those dates. Until the Fund replaces the borrowed security, it will maintain a segregated account of cash or liquid securities with its custodian sufficient to cover its short position. Short sales involve the risk of an unlimited increase in the market price of a security.

FORWARD CURRENCY CONTRACTS

     Consistent with its investment policies, each Fund (excluding the Money Market Fund) may enter into forward foreign currency contracts to facilitate transactions in foreign securities or as a hedge against either specific transactions or portfolio positions. A forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. The U.S. dollar value of the contracts is determined using forward currency exchange rates supplied by a pricing service. The contract is "marked-to-market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract's terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened; however, management of the Fund believes the likelihood of such loss is remote.

FOREIGN CURRENCY TRANSLATIONS

     The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end. Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transaction. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred.

     Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not isolated in the Statement of Operations from the effects of changes in market prices of these securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

REPURCHASE AGREEMENTS

     Each Fund may enter into repurchase agreements with certain banks and broker dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Trust's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. The value of the underlying assets at the time of purchase is required to be at least equal to the repurchase price to protect the Fund in the event of default by the seller.

SECURITIES TRANSACTIONS

     Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed). Realized gains or losses on security transactions are determined on the basis of identified cost for both federal income tax and financial reporting purposes.

INVESTMENT INCOME

     Dividends declared are accrued on the ex-dividend date. For Harbor International Growth Fund, Harbor International Fund II and Harbor International Fund, certain dividends are recorded after the ex-dividend date, but as soon as the Fund is

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED

(Currency in Thousands)

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES--CONTINUED notified of such dividends. Interest income is accrued daily as earned. Discounts and premiums on fixed income securities purchased are amortized over the life of the respective securities using the straight-line method. Discounts and premiums on high-yield securities are amortized using the effective yield method for the Harbor Bond Fund and Harbor Short Duration Fund.

DISTRIBUTION TO SHAREHOLDERS

     Distributions are recorded on the ex-dividend date.

EXPENSES

     Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expense to each Fund can be otherwise fairly made.

DEFERRED ORGANIZATION COSTS

     Certain costs incurred by Harbor International Fund II in connection with its organization and its registration with the Securities and Exchange Commission and with various states aggregated approximately $21. These costs are being amortized on a straight-line basis over a five-year period from the commencement of operations of the Fund.

FEDERAL TAXES

     Each Fund is treated as a separate entity for federal tax purposes. Each Fund's policy is to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute to its shareholders all of its taxable income within the prescribed time. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation of securities held or excise tax on income and capital gains.

NOTE 3--INVESTMENT PORTFOLIO TRANSACTIONS

     Purchases and sales of investments, other than short-term securities, for each Fund for the year ended October 31, 1999 were as follows:

                                                                       PURCHASES                       SALES
                                                                ------------------------      ------------------------
                                                                   U.S.                          U.S.
                            FUND                                GOVERNMENT      OTHER         GOVERNMENT      OTHER
                            ----                                ----------      -----         ----------      -----
Harbor Growth Fund..........................................   $       --     $   13,681     $       --     $   26,934
Harbor International Growth Fund............................           --        762,492             --        625,102
Harbor Capital Appreciation Fund............................           --      4,148,750             --      3,625,679
Harbor International Fund II................................           --         61,925             --         87,528
Harbor International Fund...................................           --        218,710             --        883,027
Harbor Value Fund...........................................           --        194,951             --        248,381
Harbor Bond Fund............................................    1,730,788        351,427      1,742,921        111,663
Harbor Short Duration Fund..................................    1,077,956        143,526      1,091,755         72,773

     Harbor Money Market Fund's purchases and sales (including maturities) of investment securities (all short-term obligations) aggregated $1,592,439 and $1,598,456 respectively.

     The Funds may be subject to a 10% capital gains tax levied by the Central Bank of Malaysia on profits at the time of repatriation.

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED

(Currency in Thousands)

NOTE 3--INVESTMENT PORTFOLIO TRANSACTIONS--CONTINUED

REDEMPTION IN-KIND TRANSACTIONS

     For the year ended October 31, 1999, Harbor Capital Appreciation Fund and Harbor Value Fund realized gains of $80,801 and $2,866, respectively, from in-kind redemptions of Fund shares.

FUTURES CONTRACTS

     Transactions in futures contracts for the year ended October 31, 1999 are summarized as follows:

                                                                    PURCHASES OF                  SALES OF
                                                                  FUTURES CONTRACTS           FUTURES CONTRACTS
                                                              -------------------------    -----------------------
                                                                     U.S. BONDS                  U.S. BONDS
                                                              -------------------------    -----------------------
                                                              NUMBER OF      AGGREGATE     NUMBER OF    AGGREGATE
                                                              CONTRACTS      FACE VALUE    CONTRACTS    FACE VALUE
                                                              ---------      ----------    ---------    ----------
HARBOR VALUE FUND
  Contracts outstanding at beginning of year................       --        $      --         --        $     --
  Contracts opened..........................................       77               19         --              --
  Contracts closed..........................................      (32)              (8)        --              --
                                                               ------        ---------       ----        --------
  Open at 10/31/1999........................................       45        $      11         --              --
                                                               ======        =========       ====        ========
HARBOR BOND FUND
  Contracts outstanding at beginning of year................    1,322        $ 122,300         --        $     --
  Contracts opened..........................................    5,414          482,000        305          30,500
  Contracts closed..........................................   (5,731)        (503,800)      (305)        (30,500)
                                                               ------        ---------       ----        --------
  Open at 10/31/1999........................................    1,005        $ 100,500         --              --
                                                               ======        =========       ====        ========
HARBOR SHORT DURATION FUND
  Contracts outstanding at beginning of year................       41        $   8,200         --        $     --
  Contracts opened..........................................      709          121,800        921          94,200
  Contracts closed..........................................     (650)        (110,000)      (921)        (94,200)
                                                               ------        ---------       ----        --------
  Open at 10/31/1999........................................      100        $  20,000         --        $     --
                                                               ======        =========       ====        ========

                                                                   PURCHASES OF                 SALES OF
                                                                 FUTURES CONTRACTS          FUTURES CONTRACTS
                                                              -----------------------    -----------------------
                                                                 FOREIGN CURRENCY           FOREIGN CURRENCY
                                                              -----------------------    -----------------------
                                                              NUMBER OF     CURRENCY     NUMBER OF     CURRENCY
                                                              CONTRACTS     AMOUNT*      CONTRACTS     AMOUNT*
                                                              ---------     --------     ---------     --------
HARBOR BOND FUND
  Contracts outstanding at beginning of year................     176       E$ 44,000         --       $      --
  Contracts opened..........................................     848         212,000         --              --
  Contracts closed..........................................    (345)        (86,250)        --              --
                                                                ----       ---------       ----       ---------
  Open at 10/31/1999........................................     679       E$169,750         --       $      --
                                                                ====       =========       ====       =========
HARBOR SHORT DURATION FUND
  Contracts outstanding at beginning of year................      --       E$     --         --       E$     --
  Contracts opened..........................................     350          87,500        331          64,075
  Contracts closed..........................................    (298)        (74,500)      (291)        (54,075)
                                                                ----       ---------       ----       ---------
  Open at 10/31/1999........................................      52       E$ 13,000         40       E$ 10,000
                                                                ====       =========       ====       =========

------------
* Amounts disclosed represent Eurodollars (E$).

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED

(Currency in Thousands)

NOTE 3--INVESTMENT PORTFOLIO TRANSACTIONS--CONTINUED

WRITTEN OPTIONS

     Transactions in written options for the year ended October 31, 1999 are summarized as follows:

                                                                  OPTIONS WRITTEN
                                                              -----------------------
                                                                  FOREIGN FUTURES
                                                              -----------------------
                                                              NUMBER OF    AGGREGATE
                                                              CONTRACTS    FACE VALUE
                                                              ---------    ----------
HARBOR BOND FUND
  Options outstanding at beginning of year..................    --           E$--
  Options opened............................................     293           733
  Options closed/expired....................................    --           --
                                                                 ---         -----
  Open at 10/31/1999........................................     293         E$733
                                                                 ===         =====

                                                                   OPTIONS WRITTEN
                                                              -------------------------
                                                                U.S. TREASURY FUTURES
                                                              -------------------------
                                                               NUMBER OF     AGGREGATE
                                                               CONTRACTS     FACE VALUE
                                                               ---------     ----------
HARBOR BOND FUND
  Options outstanding at beginning of year..................   60,001,000     $ 61,000
  Options opened............................................   22,003,872       25,872
  Options closed/expired....................................  (82,004,099)     (86,099)
                                                              -----------     --------
  Open at 10/31/1999........................................          773     $    773
                                                              ===========     ========

                                                                  OPTIONS WRITTEN
                                                              -----------------------
                                                                 FEDERAL HOME LOAN
                                                                  MORTGAGE CORP.
                                                              -----------------------
                                                              NUMBER OF    AGGREGATE
                                                              CONTRACTS    FACE VALUE
                                                              ---------    ----------
HARBOR BOND FUND
  Options outstanding at beginning of year..................    --          $ --
  Options opened............................................     180         18,000
  Options closed/expired....................................    --            --
                                                                 ---        -------
  Open at 10/31/1999........................................     180        $18,000
                                                                 ===        =======

                                                                  OPTIONS WRITTEN
                                                              -----------------------
                                                                U.S. TREASURY BONDS
                                                              -----------------------
                                                              NUMBER OF    AGGREGATE
                                                              CONTRACTS    FACE VALUE
                                                              ---------    ----------
HARBOR SHORT DURATION FUND
  Options outstanding at beginning of year..................    --           $--
  Options opened............................................     100           100
  Options closed/expired....................................    (100)         (100)
                                                                ----         -----
  Open at 10/31/1999........................................    --           $--
                                                                ====         =====

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED

(Currency in Thousands)

NOTE 4--FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER

     Harbor Capital Advisors, Inc. ("Harbor Capital"), an indirect wholly-owned subsidiary of Owens-Illinois, Inc., is the Trust's Investment Adviser and is also responsible for administrative and other services. Separate advisory agreements for each Fund were in effect during the year ended October 31, 1999. The agreements provide for fees based on an annual percentage rate of average daily net assets as follows:

                                                                  ANNUAL
                                                                PERCENTAGE     FEES
                            FUND                                   RATE       EARNED
                            ----                                ----------    ------
Harbor Growth Fund..........................................      0.75%       $   796
Harbor International Growth Fund............................      0.75%        10,025
Harbor Capital Appreciation Fund............................      0.60%        32,770
Harbor International Fund II................................      0.75%           875
Harbor International Fund...................................      0.85%        45,317
Harbor Value Fund...........................................      0.60%         1,021
Harbor Bond Fund............................................      0.70%         3,973
Harbor Short Duration Fund..................................      0.40%           830
Harbor Money Market Fund....................................      0.30%           284

     Harbor Capital has from time to time agreed not to impose all or a portion of its advisory fees and bear a portion of the expenses incurred in the operation of certain Funds in order to limit Fund expenses. During the year ended October 31, 1999, Harbor Capital agreed not to impose advisory fees of $114, $3,330, $1,187, $414 and $114 relating to Harbor International Fund II, Harbor International Fund, Harbor Bond Fund, Harbor Short Duration Fund and Harbor Money Market Fund, respectively.

     The Trust reimburses Harbor Capital for certain legal expenses incurred by Harbor Capital with respect to the Trust. Such amounts aggregated $89 for the year ended October 31, 1999.

DISTRIBUTOR

     HCA Securities, Inc., a wholly-owned subsidiary of Harbor Capital Advisors, Inc., is the distributor for Harbor Fund shares. Harbor Fund does not reimburse the distributor for expenses.

SHAREHOLDERS

     On October 31, 1999, Harbor Capital Advisors, Inc., HCA Securities, Inc., Harbor Transfer, Inc., and various employee benefit plans of Owens-Illinois, Inc. held the following shares of beneficial interest in the Funds:

                                                                 HARBOR CAPITAL,
                                                                HCA SECURITIES AND      BENEFIT PLANS OF
                            FUND                                 HARBOR TRANSFER      OWENS-ILLINOIS, INC.
                            ----                                ------------------    --------------------
Harbor Growth Fund..........................................           34,095               3,486,250
Harbor International Growth Fund............................           36,496                 931,409
Harbor Capital Appreciation Fund............................              529               2,729,999
Harbor International Fund II................................          215,773                 118,988
Harbor International Fund...................................              168               1,605,820
Harbor Value Fund...........................................            2,120               3,495,550
Harbor Bond Fund............................................            3,797               2,698,165
Harbor Short Duration Fund..................................        7,202,813              19,909,039
Harbor Money Market Fund....................................           37,105              20,872,117

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED

(Currency in Thousands)

NOTE 4--FEES AND OTHER TRANSACTIONS WITH AFFILIATES--CONTINUED

TRANSFER AGENT

     Harbor Transfer, Inc., a wholly-owned subsidiary of Harbor Capital Advisors, Inc., is the shareholder servicing agent for the Funds. Fees incurred for these transfer agent services for the year ended October 31, 1999 totaled $5,239.

"NON-INTERESTED" TRUSTEES

     The fees and expenses of the non-interested Trustees allocated to each Fund are shown on each Fund's Statement of Operations. Trustees' fees and expenses for all Funds aggregated $203 for the year ended October 31, 1999.

CUSTODIAN

     Payments to the custodian have been reduced by balance credits applied to each portfolio for the year ended October 31, 1999. For the Harbor Growth Fund, Harbor International Growth Fund, Harbor Capital Appreciation Fund, Harbor International Fund II, Harbor International Fund, Harbor Value Fund, Harbor Bond Fund, Harbor Short Duration Fund, and Harbor Money Market Fund the reduction amounted to $1, $14, $58, $3, $45, $2, $9, $6 and $4, respectively. The Funds could have invested a portion of the assets utilized in connection with balance credit arrangements in an income producing asset if the Funds had not entered into such arrangements.

NOTE 5--TAX INFORMATION

     The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Funds' capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations. The calculation of net investment income or loss per share in the Financial Highlights exclude the following amounts reclassified for the year ended October 31, 1999:

                                                                UNDISTRIBUTED     ACCUMULATED
                                                                NET INVESTMENT    NET REALIZED
                            FUND                                INCOME/(LOSS)     GAIN/(LOSS)     PAID-IN CAPITAL
                            ----                                --------------    ------------    ---------------
Harbor Growth Fund..........................................       $   572          $   (572)         $    --
Harbor International Growth Fund............................           (18)                6               12
Harbor Capital Appreciation Fund............................         2,906           (83,706)          80,800
Harbor International Fund II................................            69               (65)              (4)
Harbor International Fund...................................           104              (104)              --
Harbor Value Fund...........................................           (18)           (2,848)           2,866
Harbor Bond Fund............................................        (1,057)            1,058               (1)
Harbor Short Duration Fund..................................           125              (125)              --
Harbor Money Market Fund....................................            47                (9)             (38)

     At October 31, 1999 Harbor Bond Fund had a capital loss carryforward of approximately $12,526, which may be available to offset future realized capital gains, if any, and will expire on October 31, 2007.

     At October 31, 1999 Harbor Short Duration Fund had capital loss carryforwards of approximately $23,096, which may be available to offset future realized capital gains, if any; $3,937, $13,538, $1,182, 2,216 and $2,223 will expire on October 31, 2001, October 31, 2002, October 31, 2004, October 31, 2005 and October 31, 2007, respectively.

     At October 31, 1999 Harbor Money Market Fund had a capital loss carryforward of approximately $9, which may be available to offset future realized capital gains, if any, and will expire on October 31, 2007.

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED

(Currency in Thousands)

NOTE 5--TAX INFORMATION--CONTINUED
     The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at October 31, 1999, along with long-term capital gains and the amount of long-term capital gains per share paid on December 31, 1998 were as follows:

                                                                                                                LONG-TERM
                                                           GROSS UNREALIZED           NET UNREALIZED          CAPITAL GAINS
                                                    ------------------------------    APPRECIATION/     -------------------------
            FUND                 IDENTIFIED COST    APPRECIATION    (DEPRECIATION)    (DEPRECIATION)    ($000S)     ($ PER SHARE)
            ----                 ---------------    ------------    --------------    --------------    -------     -------------
Harbor Growth Fund...........      $   92,157        $   75,362       $ (21,997)        $   53,365      $  6,472        $ .84
Harbor International Growth
  Fund.......................       1,220,043           209,402         (52,325)           157,077        18,126          .27
Harbor Capital Appreciation
  Fund.......................       4,546,253         1,977,436         (46,174)         1,931,262       264,693         2.28
Harbor International Fund
  II.........................         101,445            16,712          (6,610)            10,102            --           --
Harbor International Fund....       3,108,547         2,353,962        (113,817)         2,240,145       258,183         1.90
Harbor Value Fund............         154,380            10,848          (9,939)               909         8,424          .77
Harbor Bond Fund.............         851,010             3,245         (16,467)           (13,222)        9,588          .22
Harbor Short Duration Fund...         257,754               109            (788)              (679)           --           --

HARBOR FUND
ADDITIONAL INFORMATION--(UNAUDITED)

     Harbor Value Fund designates 18.06% of its distributions from investment company taxable income for the fiscal year as qualifying for the dividends received deduction for corporate shareholders.

     The Form 1099 you receive in January, 2000 for each of the Funds will show the tax status of all distributions paid to your account in calendar year 1999.

        (This document must be preceded or accompanied by a Prospectus.)


TRUSTEES AND OFFICERS                                                         SHAREHOLDER SERVICING AGENT
RONALD C. BOLLER                      Chairman, President and                 HARBOR TRANSFER, INC.
                                      Trustee                                 P.O. Box 10048
HOWARD P. COLHOUN                     Trustee                                 Toledo, Ohio 43699-0048
JOHN P. GOULD                         Trustee                                 1-800-422-1050
RODGER F. SMITH                       Trustee                                 CUSTODIAN
CONSTANCE L. SOUDERS                  Secretary and Treasurer                 STATE STREET BANK AND TRUST
INVESTMENT ADVISER                                                            COMPANY
HARBOR CAPITAL ADVISORS, INC.                                                 P.O. Box 1713
One SeaGate                                                                   Boston, MA 02105
Toledo, OH 43666                                                              INDEPENDENT ACCOUNTANTS
DISTRIBUTOR AND PRINCIPAL UNDERWRITER                                         PRICEWATERHOUSECOOPERS LLP
HCA SECURITIES, INC.                                                          160 Federal Street
One SeaGate                                                                   Boston, MA 02110
Toledo, OH 43666                                                              LEGAL COUNSEL
(419) 247-2477                                                                HALE AND DORR LLP
                                                                              60 State Street
                                                                              Boston, MA 02109

                                HARBOR FUND LOGO
                                  One SeaGate
                               Toledo, Ohio 43666
                                 1-800-422-1050
                               www.harborfund.com

275,000/12-1999                                                           [LOGO]
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